UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

       CHRISTOPHER K. YARBROUGH                             CATHY G. O'KELLY
 737 NORTH MICHIGAN AVENUE, SUITE 1700                     VEDDER PRICE P.C.
        CHICAGO, ILLINOIS 60611                         222 NORTH LASALLE STREET
                                                        CHICAGO, ILLINOIS 60601


       Registrant's telephone number, including area code: (312) 397-1122

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2009

ITEM 1: REPORT TO SHAREHOLDERS.


Logo Henderson Global Investors                           Henderson Global Funds
                                                           Photo of two globes.

SEMI-ANNUAL REPORT
JUNE 30, 2009

GLOBAL REAL ESTATE EQUITIES FUND
INTERNATIONAL EQUITY FUND

TABLE OF CONTENTS


LETTER TO SHAREHOLDERS .....................................................   2
GLOBAL REALESTATE EQUITIES FUND
Commentary .................................................................   3
Performance summary ........................................................   5
INTERNATIONAL EQUITY FUND
Commentary .................................................................   6
Performance summary ........................................................   8
PORTFOLIOS OF INVESTMENTS ..................................................   9
STATEMENTS OF ASSETS AND LIABILITIES .......................................  14
STATEMENTS OF OPERATIONS ...................................................  15
STATEMENTS OF CHANGES IN NET ASSETS ........................................  16
STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY .............................  17
FINANCIAL HIGHLIGHTS .......................................................  18
NOTES TO FINANCIAL STATEMENTS ..............................................  20
OTHER INFORMATION ..........................................................  26



International investing involves certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. The Funds may invest in securities issued by smaller companies, which typically involves greater risk than investing in larger companies. Also, the Funds may invest in limited geographic areas and/or sectors which may result in greater market volatility. In addition, the Global Real Estate Equities Fund and the International Equity Fund are non-diversified meaning they may invest in a smaller number of issuers. As such, investing in these Funds may involve greater risk and volatility than investing in more diversified funds.

The Global Real Estate Equities Fund is concentrated in a single industry meaning the Fund carries greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries. Special risks are also associated with investments in securities of companies engaged in property markets.

The views in this report were those of the Fund managers as of June 30, 2009, and may not reflect the views of the managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

HENDERSON GLOBAL FUNDS
                                                          LETTER TO SHAREHOLDERS


Dear shareholder,


We are pleased to provide the semi-annual report for the Henderson Global Real Estate Equities Fund and the Henderson International Equity Fund, which covers the six months ended June 30, 2009.

The second quarter of 2009 saw some welcome stability return to markets, although they remain significantly below the average levels of 2008. By the end of the period, economic indicators were showing some signs of improvement across a broad range of sectors. Consumer confidence has risen from its crisis low, and there are tentative signs of stabilization in housing markets. Job markets and business spending have also shown signs of improvement.

We realize that any recovery will face challenges, and that the rate of improvement may be slow or even flat at times. In fact, growth may struggle to reach trend rates until mid-2010. However, we believe that the positive indicators seen year-to-date and other signs of growth likely mean that the recession has turned a corner. Some investors who share the same perspective have now turned their concerns from recession to inflation, but we believe weak economic growth and the resultant excess slack that continues to build is likely to keep global core inflation low.

From an investment perspective, we believe that mispricing and fear are creating opportunities for savvy investors in the global marketplace. We believe European equities are the most attractive they have been in 30 years, offering historically high income along with relatively low valuations that provide the potential for capital gains. In Asia, aggressive government policies, loose monetary conditions and steady improvement in economic activity have all helped to drive markets higher. China's economy grew by 7.9% in the second quarter as monetary easing and huge fiscal stimulus begin to take effect. India's growth story is also encouraging, as it is based on domestic demand rather than being overly dependent on export markets (Indian tangible exports account for just 15% of gross domestic product).

While much of the recent news coverage has been dedicated to predicting the shape of the recovery, with speculation about U's, V's, W's and even WW's, few agree on the shape of things to come. It is difficult to tell what direction the recovery will take towards the end of 2009 as the longer-term impact of government policy measures and fiscal stimulus becomes clearer. Overall, we believe that investors should try not to focus too much on what a share price will do in the short term, and instead decide whether it is better to be paid nothing by the banks to hold cash or accept an element of risk and seek to buy into companies with decent earnings and attractive dividend yields.

At Henderson, we favor the latter strategy. As always, we remain focused on holding high-conviction securities through our bottom-up, opportunistic investment process. During these uncertain times, we aim to take advantage of investment opportunities created by fear and apprehension in the marketplace, continuing to seek out differentiated investment ideas that may bring value to our clients' portfolios. We appreciate your trust and support in our Funds and look forward to serving your financial needs in the years to come.

/s/ Sean Dranfield

Sean Dranfield
President, Henderson Global Funds

HENDERSON GLOBAL FUNDS
                                                                      COMMENTARY

GLOBAL REAL ESTATE EQUITIES FUND


The first quarter of 2009 began nervously and macro data did little to restore confidence. The financial sector dominated news flow as RBS declared record losses and HSBC announced a US $17.6bn rights issue to bolster its balance sheet.

Attention was firmly focused on balance sheet strength and listed companies began coming to the market to raise capital, in order to repair balance sheets or to capitalize on opportunities. This process was generally well received and built investor confidence. In March, equity markets began to post gains and spreads on corporate bonds tightened. April saw a continuation of the global rally, and confidence that government policy, as set out at the G-20 summit, was starting to take effect, leading investors to revisit risk assets.

In the property sector, equity raisings, which began in Australia and the US, became a feature in the UK, as companies recapitalized to avoid debt covenant breaches or position themselves for a recovery. Real estate stocks benefited as investors sought heavily sold asset classes.

At a regional level Asia was by far the best performer (the following listed in US Dollar returns), returning 24.7%1. Continental European markets returned 3.8%2, but the inclusion of the UK curtailed performance for Pan Europe to 2.1%3. The US was the most volatile, posting the largest monthly gains over the period, but also suffering the biggest losses and ended the period with the weakest return of -10.1%4.

For the period ending June 30, 2009, the Fund's performance was 5.36% against the FTSEEPRA/NARIET Developed Real Estate Index USD return of 5.88%.

In Asia, stocks rallied in Hong Kong and China as government support measures were positively received and news of the resilience of residential market filtered through. Detracting from performance was the absence of some of the stronger performers in the sector. In addition, overweight positions in poorly performing US holdings Cogdell Spencer, Hospitality Properties and Alexandria Real Estate were detrimental.

Adding to relative performance was the Fund's overweight position in both Henderson Land Development and Sun Hung Kai Properties in Hong Kong. Chinese residential developer China Overseas Land & Investment also gained considerably over the period and the Fund's overweight position was beneficial.

In the UK, large-cap stocks lagged behind their mid-cap counterparts. Tactical underweight positions in British Land and Land Securities proved positive, while an overweight position in Derwent London also added value.

In the US, our stake in retail specialist Macerich performed well after it announced substantial debt re-financing at the end of March.

From an asset allocation perspective the Fund was well placed. Our projections within Asia, the best performing region, proved successful. Our preference of Hong Kong and China over Australia served us well. Our underweight position in the UK in the run-up to companies rights issues was also beneficial.

The next twelve months are likely to remain difficult for the real estate sector as the banks start to work through their loan losses and the recession takes its toll on rental levels and, ultimately, on rental income. However, we are increasingly of the view that the worst is past and that we are moving from a period of extreme financial distress into a manageable recession.



------------------------------------------
GLOBAL REAL ESTATE EQUITIES FUND
TOP 10 LONG-TERM HOLDINGS

                         AS A PERCENTAGE
SECURITY                   OF NET ASSETS
------------------------------------------
SUN HUNG KAI
 PROPERTIES, LTD.                  8.0%
HENDERSON LAND
 DEVELOPMENT CO., LTD.             6.4
MITSUI FUDOSAN CO., LTD.           5.6
MITSUBISHI ESTATE CO., LTD.        5.3
WESTFIELD GROUP                    4.7
JAPAN REAL ESTATE
 INVESTMENT CORP.                  4.0
CHINA OVERSEAS
 LAND & INVESTMENT, LTD.           3.7
UNIBAIL-RODAMCO                    3.4
SIMON PROPERTY GROUP, INC.         2.8
VORNADO REALTY TRUST               2.3
------------------------------------------

HENDERSON GLOBAL FUNDS
                                                                      COMMENTARY


Against this background, we are adopting a cautious approach, with the portfolio weighted towards established investment companies with relatively low geared balance sheets which are generating sustainable dividend yields. At a regional level the Fund is likely to remain fairly neutral, preferring not to take large bets in highly volatile markets where investors sentiment, more than fundamentals, are driving returns. However, we remain optimistic about the medium-term growth prospects for Asia, particularly China and Hong Kong, although currently much of this appears to be reflected in equity market pricing.

We have supported a number of rights issues in the US, UK and Asia. Initially, these were aimed exclusively at balance sheet reconstruction. More recently, companies have been raising money to exploit the opportunities which they think will emerge as the market bottoms out and we have participated in a number of such issues from both existing companies and new ventures, beginning to position the portfolio for future growth.

The recovery, when it comes, is likely to be felt first in the core markets as investors start to look for yield and there is already evidence that the best quality assets in some countries are rising in value. Property development will not be viable for some time and site values are likely to remain depressed.

(1) FTSE Asia Index

(2) FTSE Developed Europe Ex UK Index

(3) FTSE Developed Europe Index

(4) FTSE North America Index

HENDERSON GLOBAL FUNDS
                                                             PERFORMANCE SUMMARY


GLOBAL REAL ESTATE EQUITIES FUND


Pie Chart:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF LONG-TERM INVESTMENTS)
United States                           32.5%
Hong Kong                               20.9
Japan                                   15.1
Australia                                8.2
United Kingdom                           6.6
France                                   4.6
Other                                   12.1


Pie Chart:
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF LONG-TERM INVESTMENTS)
Real Estate Investment Trusts           59.6%
Real Estate Management & Development    39.0
Wireless Telecommunication Services      0.7
Hotels, Restaurant & Leisure             0.5
Industrials Conglomerates                0.2


Line Chart:

INVESTMENT COMPARISON
Value of $10,000

Global Real Estate Equities Fund Class I - $6,218
FTSE EPRA/NAREIT Global Index - $5,915

2/29/08                     10000                     10000
                            10250                     10038
4/30/08                     10860                     10665.4
                            10680                     10403
6/30/08                      9350                      9177.53
                             9450                      9253.71
8/31/08                      9200                      9062.15
                             8570                      8223.91
10/31/08                     6150                      5937.66
                             5230                      5076.11
12/31/08                     5901.6                    5570.01
                             5166.73                   4853.15
2/28/09                      4364.02                   4055.78
                             4624.05                   4342.93
4/30/09                      5539.82                   5244.95
                             6263.39                   5914.73
6/30/09                      6218.16                   5915


TOTAL RETURNS AS OF JUNE 30, 2009
                                                                                                                 SINCE
                                                   NASDAQ                  THREE         SIX         ONE       INCEPTION
                                                   SYMBOL      CLASS      MONTHS       MONTHS       YEAR       (2/29/08)
------------------------------------------------------------------------------------------------------------------------
Henderson Global Real Estate Equities Fund          HGPIX     Class I     34.47%        5.36%     -33.50%       -29.96%
------------------------------------------------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------------------------------------------------
FTSE EPRA/NAREIT Global Index                                             35.91%        5.88%     -35.86%       -32.78%
------------------------------------------------------------------------------------------------------------------------


Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Shares redeemed within 30 days of purchase may be subject to a 2% redemption fee. As stated in the current prospectus, the Fund's annual operating expense ratio (gross) is 24.02%. However, the Fund's adviser has agreed to voluntarily waive a portion of its fees and or reimburse expenses such that total operating expenses do not exceed 1.15% which is in effect until July 31, 2020. Had certain expenses not been waived or reimbursed during the period, total returns would have been lower. For most recent month end performance, please call 1.800.657.1493.

Returns include reinvestment of dividend and capital gains. Performance results reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The FTSE EPRA/NAREIT Global Index is broken down into eight index families and 141 indices in Asia Pacific, Europe and North America. These include 18 real-time indices covering the world's largest investment markets in various currencies. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS
                                                                      COMMENTARY

INTERNATIONAL EQUITY FUND


Global equity markets began 2009 with positive momentum, but the rally was short-lived as further poor economic news was released. Data from the US on growth, unemployment and retail sales indicated a deepening recession. The sell-off that ensued continued until early March and was accompanied by cuts in bank base rates and the announcement of various quantitative easing initiatives in the UK, US and Japan. Inflation fell globally, reflecting weak growth and the collapse in commodity prices and house prices, while trade volumes shrank rapidly and increases in job losses intensified. In the US, the Obama administration announced a further $800bn to counteract the crisis and partially nationalised Citicorp, while in the UK the government announced a (pound)500bn asset protection scHeme for the banks.

With valuations arguably starting to price in an economic `Armageddon' scenario by the end of February, some positive announcements from several investment banks and a growing confidence in government stimulus packages underpinned a strong rally. Markets hit their low point on March 9, after which sentiment changed and investors became more positive, reflecting expectations of an improvement in economic conditions globally. Critically, US and Chinese purchasing managers' indices stabilised, as well as the German Ifo business confidence survey and US housing starts. The ensuing market rally continued for the remainder of the review period, fuelled by positive economic data surprises, better-than-expected company earnings (albeit bottom-line driven) and extensions to quantitative easing programmes. As some investors' risk appetite increased, cyclical stocks outperformed defensive stocks, mid and small caps outperformed large caps, and Asia- ex-Japan and emerging markets outperformed other regions.

Through this challenging investment environment the fund delivered a return of 15.70% versus its MSCI EAFE benchmark return of 8.42% for the period ending June 30, 2009, assisted by robust stock selection and our risk positioning to be overweight in more economically-sensitive companies in Asia ex-Japan and emerging markets and underweight and defensively positioned in Europe and Japan. This top level exposure had been increased late in 2008 to benefit from Asian companies that had robust balance sheets, strong underlying earnings and the potential to grow earnings strongly should the world's economic woes mend faster than generally expected. It also reflected our view of the structural divergences between East and West: Eastern economies, excluding Japan, are benefiting from consumers, corporates and governments with robust balance sheets and economic policies that are promoting domestic demand. This is in stark contrast to Western economies saddled with indebted consumers and governments in weak financial positions, which could be a drag on growth for some considerable time. During the period under review, our defensive holdings worked well during the Q1 2009, with the quality economic exposure in Asia also holding up well. During Q2, however, it was our Asian and emerging markets exposure that added value to returns.

Disaggregating performance for the period by sector, Financials, Consumer Staples and Energy added the most to returns, with Information Technology and Materials the only significant detractors. Within Financials, while we did not participate in the rally in distressed financials (which benefited from more supportive central banks post Lehman Brothers' bankruptcy) positions in well-capitalized Asian property companies added value, with Capitaland, Hang Lung Properties and SC Global Developments all rising more than 50%. Asian banking exposure was also positive; DBS Group rallied off its nadir when its valuation touched levels experienced during the 1998 Asian crisis, and Bank of China benefited from


----------------------------------------------
  INTERNATIONAL EQUITY FUND
  TOP 10 LONG-TERM HOLDINGS

                            AS A PERCENTAGE
  SECURITY                    OF NET ASSETS
----------------------------------------------
  FRESENIUS SE                       3.7%
  WILMAR INTERNATIONAL, LTD.         3.2
  VODAFONE GROUP PLC                 3.1
  CAPITALAND, LTD.                   2.9
  TESCO PLC                          2.6
  DBS GROUP HOLDINGS, LTD.           2.4
  HANG LUNG PROPERTIES, LTD.         2.4
  UBS AG                             2.3
  SERCO GROUP PLC                    2.3
  MAKITA CORP.                       2.1
----------------------------------------------

HENDERSON GLOBAL FUNDS
                                                                      COMMENTARY


government-sponsored loan growth, which reached 36% year on year in June. Wilmar, the world's largest palm oil supplier, was the standout performer in the Consumer Staples sector as the company beat earnings expectations and then announced an intention to spin off its Chinese upstream business. Positive returns in AB InBev and Carlsberg also added value. Within the Energy sector, the recovering oil price and narrowing government bond spread led to strong performance from Petrobras. Within information technology, holding Nintendo detracted from returns as US sales of its Wii console declined. While we reduced the position, we believe new hardware and software sales in the 2nd half of 2009 to support management's view, which caused them to leave guidance unchanged for the year.

The overall positioning in the portfolio has not changed considerably during the period. We have recycled some profits in our Asian exposure and added to some cyclical growth in Europe. We initiated a position in Randstad, a European temporary employment provider, which has benefited from merger synergies from its Vedior acquisition and signs of stabilization in the US and French temporary employment markets. We also reduced our underweight to the Materials sector by adding a position in Xstrata, which was trading at a discount net asset value, has a robust balance sheet post rights issue, and has benefited from stable coal prices and rising copper prices.

Looking forward, we remain positive on the reflationary economic policies in Asia ex-Japan and emerging markets, and this continues to be reflected in the Fund. We are more cautious about developed Western markets and remain defensively positioned there. Weak European industrial production numbers, coupled with a dip in US consumer confidence and a rise in US mortgage delinquencies, support this view. We have also been looking closely at our underweight position in Japan: the market has lagged the rally in the rest of Asia, is cyclically biased and will benefit from a raft of government stimuli. During the second quarter, global equity markets rallied very strongly, as investors traded on the expectations that improving leading indicators would feed into real growth. However, any setback in macro data could cause risk assets to falter and government bonds to rally anew.

HENDERSON GLOBAL FUNDS
                                                             PERFORMANCE SUMMARY

INTERNATIONAL EQUITY FUND


Pie Chart:
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF LONG-TERM INVESTMENTS)
Japan                                   17.4%
United Kingdom                          16.5
Singapore                               14.4
Switzerland                             10.5
Germany                                  8.8
China                                    5.1
Other                                   27.3

PIE CHART:
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF LONG-TERM INVESTMENTS)
Financials                              29.7%
Industrials                             15.9
Information Technology                  10.5
Consumer Staples                         9.9
Consumer Discretionary                   9.9
Health Care                              9.5
Other                                   14.6

LINE CHART:
INVESTMENT COMPARISON
Value of $10,000
International Equity Fund Class I - $6,924
MSCI EAFE Index - $6,801

01/31/08                      10020                 10146
                              10020                 10044.5
04/30/08                      10800                 10603
                              11170                 10726
06/30/08                      10580                  9850.77
                              10020                  9535.54
08/31/08                       9350                  9151.26
                               7830                  7831.65
10/31/08                       6020                  6252.01
                               5500                  5916.9
12/31/08                       5984.58               6273.1
                               5446.28               5658.33
02/28/09                       4918.54               5079.49
                               5287.96               5404.06
04/30/09                       5889.58               6104.43
                               6913.4                6837.57
06/30/09                       6923.95               6800.65


TOTAL RETURNS AS OF JUNE 30, 2009
                                                                                                                 SINCE
                                                   NASDAQ                  THREE         SIX         ONE       INCEPTION
                                                   SYMBOL     CLASS       MONTHS       MONTHS       YEAR       (1/31/08)
------------------------------------------------------------------------------------------------------------------------
Henderson International Equity Fund                 HIEIX    Class I       30.94%       15.70%     -34.56%      -22.90%
------------------------------------------------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                                                            25.85%        8.42%     -30.96%      -23.82%
------------------------------------------------------------------------------------------------------------------------

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Shares redeemed within 30 days of purchase may be subject to a 2% redemption fee. As stated in the current prospectus, the Fund's annual operating expense ratio (gross) is 6.41%. However, the Fund's adviser has agreed to voluntarily waive a portion of its fees and or reimburse expenses such that total operating expenses do not exceed 1.15% which is in effect until July 31, 2020. Had certain expenses not been waived or reimbursed during the period, total returns would have been lower. For most recent month end performance, please call 1.800.657.1493.

Returns include reinvestment of dividend and capital gains. Performance results reflect expense subsidies and waivers in effect during periods shown. Absent these waivers, results would have been less favorable.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI EAFE Index is a capitalization-weighted index that monitors the performance of stocks from Europe, Australasia and The Far East. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

HENDERSON GLOBAL FUNDS
                                                        PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL REAL ESTATE EQUITIES FUND
JUNE 30, 2009


                                                                          VALUE
     SHARES                                                             (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCKS - 39.24%

             HONG KONG - 20.68%
     10,000  China Overseas Land &
             Investment, Ltd. ...................................      $ 22,999
      7,000  Henderson Land Development
             Co., Ltd. ..........................................        39,777
      2,000  Hopewell Holdings, Ltd. ............................         6,216
      5,000  Shimao Property Holdings, Ltd. .....................         9,626
      4,000  Sun Hung Kai Properties, Ltd. ......................        49,943
                                                                       --------
                                                                        128,561
                                                                       --------

             JAPAN - 10.90%
      2,000  Mitsubishi Estate Co., Ltd. ........................        33,132
      2,000  Mitsui Fudosan Co., Ltd. ...........................        34,650
                                                                       --------
                                                                         67,782
                                                                       --------

             SINGAPORE - 2.80%
      5,042  Capitaland, Ltd. ...................................        12,805
      2,000  Keppel Land, Ltd. ..................................         3,027
      1,000  Yanlord Land Group, Ltd. ...........................         1,568
                                                                       --------
                                                                         17,400
                                                                       --------

             SWEDEN - 1.39%
        450  Castellum AB .......................................         2,864
        400  Kungsleden AB ......................................         1,846
        290  Wihlborgs Fastigheter AB ...........................         3,900
                                                                       --------
                                                                          8,610
                                                                       --------

             SWITZERLAND - 0.92%
        120  PSP Swiss Property AG * ............................         5,732
                                                                       --------

             UNITED KINGDOM - 1.38%
        450  Development Securities plc .........................         1,943
        276  Development Securities plc * .......................            63
        400  Helical Bar plc ....................................         2,163
      1,300  Max Property Group plc * ...........................         2,556
      1,200  Safestore Holdings plc .............................         1,876
                                                                       --------
                                                                          8,601
                                                                       --------

             UNITED STATES - 1.17%
        180  Crown Castle International Corp.* ..................         4,292
        380  Las Vegas Sands Corp.* .............................         2,987
                                                                       --------
                                                                          7,279
                                                                       --------

             TOTAL COMMON STOCK .................................       243,965
             (Cost $226,339)                                           --------




                                                                          VALUE
     SHARES                                                             (NOTE 2)
--------------------------------------------------------------------------------

REIT AND REIT - LIKE INSTRUMENTS - 59.72%

             AUSTRALIA - 8.12%
      2,000  CFS Retail Property Trust ..........................      $  2,644
     21,857  Dexus Property Group ...............................        13,103
     11,025  Goodman Group ......................................         3,234
     15,000  Macquarie Office Trust .............................         2,519
      3,181  Westfield Group ....................................        28,974
                                                                       --------
                                                                         50,474
                                                                       --------

             CANADA - 3.48%
        460  Calloway Real Estate Investment
             Trust ..............................................         5,077
      1,060  Chartwell Seniors Housing Real
             Estate Investment Trust ............................         4,939
        320  Cominar Real Estate Investment
             Trust ..............................................         4,258
        650  Extendicare Real Estate Investment
             Trust ..............................................         3,493
        240  Northern Property Real Estate
             Investment Trust ...................................         3,865
                                                                       --------
                                                                         21,632
                                                                       --------

             FRANCE - 4.56%
         60  ICADE ..............................................         4,927
        100  Klepierre ..........................................         2,579
        140  Unibail-Rodamco ....................................        20,850
                                                                       --------
                                                                         28,356
                                                                       --------

             JAPAN - 4.00%
          3  Japan Real Estate Investment Corp. .................        24,899
                                                                       --------

             NETHERLANDS - 2.12%
        164  Corio N.V. .........................................         7,974
         70  Wereldhave N.V. ....................................         5,205
                                                                       --------
                                                                         13,179
                                                                       --------

             SINGAPORE - 1.26%
      2,000  Ascendas Real Estate Investment
             Trust ..............................................         2,189
      4,000  CapitaMall Trust ...................................         3,851
      3,000  Suntec Real Estate Investment
             Trust ..............................................         1,772
                                                                       --------
                                                                          7,812
                                                                       --------

             UNITED KINGDOM - 5.16%
        500  Big Yellow Group plc * .............................         2,813
        500  Derwent London plc .................................         7,691
        600  Great Portland Estates plc .........................         2,172
      1,900  Hammerson plc ......................................         9,596
     19,000  Segro plc ..........................................         7,580
        268  Shaftesbury plc ....................................         1,331
        179  Shaftesbury plc * ..................................           889
                                                                       --------
                                                                         32,072
                                                                       --------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS
                                                        PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)


GLOBAL REAL ESTATE EQUITIES FUND
JUNE 30, 2009 (CONTINUED)


                                                                          VALUE
     SHARES                                                             (NOTE 2)
--------------------------------------------------------------------------------
             UNITED STATES - 31.02%
        245  Alexandria Real Estate Equities,
             Inc. ...............................................      $  8,769
        600  Apartment Investment &
             Management Co., Class A ............................         5,310
        173  AvalonBay Communities, Inc. ........................         9,678
        465  BioMed Realty Trust, Inc. ..........................         4,757
        610  Brandywine Realty Trust ............................         4,545
        220  BRE Properties, Inc. ...............................         5,227
        195  Camden Property Trust ..............................         5,382
      1,120  Cogdell Spencer, Inc. ..............................         4,805
        190  Digital Realty Trust, Inc. .........................         6,812
        290  Entertainment Properties Trust .....................         5,974
        165  Equity Lifestyle Properties, Inc. ..................         6,135
         84  Essex Property Trust, Inc. .........................         5,227
        680  Extra Space Storage Inc. ...........................         5,678
        145  Federal Realty Investment Trust ....................         7,470
        300  Hospitality Properties Trust .......................         3,518
        555  Inland Real Estate Corp. ...........................         3,885
        210  Kilroy Realty Corp. ................................         4,313
        840  Kimco Realty Corp. .................................         8,442
        400  LaSalle Hotel Properties ...........................         4,936
        630  Medical Properties Trust, Inc. .....................         3,824
        275  Nationwide Health Properties,
             Inc. ...............................................         7,078
        315  Omega Healthcare Investors,
             Inc. ...............................................         4,889
        990  ProLogis ...........................................         7,979
        350  Ramco-Gershenson Properties
             Trust ..............................................         3,504
        342  Simon Property Group, Inc. .........................        17,589
        260  SL Green Realty Corp. ..............................         5,964
        367  The Macerich Co. ...................................         6,463
        355  Ventas, Inc. .......................................        10,600
        313  Vornado Realty Trust ...............................        14,094
                                                                       --------
                                                                        192,847
                                                                       --------

             TOTAL REIT AND
             REIT - LIKE INSTRUMENTS ............................       371,271
             (Cost $401,326)                                           --------


             TOTAL LONG TERM INVESTMENTS ........................       615,236
             (Cost $627,665)                                           --------



                                                                          VALUE
     SHARES                                                            (NOTE 2)
--------------------------------------------------------------------------------

SHORT TERM INVESTMENT - 5.46%

     33,949  Fidelity Institutional Treasury
             Portfolio ..........................................      $ 33,949
                                                                       --------

             TOTAL SHORT TERM INVESTMENT ........................        33,949
                                                                       --------
             (Cost $33,949)

TOTAL INVESTMENTS - 104.42%
             (Cost $661,614) ....................................       649,185
                                                                       --------

NET OTHER ASSETS AND
             LIABILITIES - (4.42)% ..............................       (27,460)
                                                                       --------

TOTAL NET ASSETS - 100.00%.......................................      $621,725
                                                                       ========

          *  Non income producing security

       REIT  Real Estate Investment Trust


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                               % OF NET
A PERCENTAGE OF NET ASSETS:                                               ASSETS
--------------------------------------------------------------------------------
Diversified Real Estate Activities..............................          28.96%
Retail REIT's...................................................          21.02
Office REIT's...................................................          11.65
Specialized REIT's..............................................           9.50
Diversified REIT's..............................................           6.90
Residential REIT's..............................................           6.57
Real Estate Development.........................................           6.34
Industrial REIT's...............................................           3.37
Real Estate Operating Companies.................................           3.34
Wireless Telecommunication Services.............................           0.69
Casinos & Gaming................................................           0.48
Industrial Conglomerates........................................           0.14
                                                                        --------
Long Term Investments...........................................          98.96
Short Term Investment...........................................           5.46
                                                                        --------
Total Investments...............................................         104.42
Net Other Assets and Liabilities................................          (4.42)
                                                                        --------
                                                                         100.00%
                                                                        ========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS
                                                        PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INTERNATIONAL EQUITY FUND
JUNE 30, 2009


                                                                          VALUE
     SHARES                                                             (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.13%

             AUSTRIA - 2.07%
        654  Andritz AG .........................................   $    27,432
        414  Schoeller-Bleckmann Oilfield
             Equipment AG .......................................        15,100
                                                                    -----------
                                                                         42,532
                                                                    -----------

             BELGIUM - 3.09%
      2,872  Anheuser-Busch InBev N.V. ..........................        39,295
        483  EVS Broadcast Equipment, S.A. ......................        24,345
                                                                    -----------
                                                                         63,640
                                                                    -----------

             BRAZIL - 2.97%
      3,327  Companhia Brasileira de Meios
             de Pagamento * .....................................        28,609
        792  Petroleo Brasileiro S.A., ADR ......................        32,456
                                                                    -----------
                                                                         61,065
                                                                    -----------

             CHINA - 5.17%
     19,000  Anta Sports Products, Ltd. .........................        23,535
     54,000  Bank of China, Ltd., Class H .......................        25,711
      1,851  China Medical Technologies,
             Inc., ADR ..........................................        36,854
      3,000  Ping An Insurance (Group) Co.
             of China, Ltd., Class H ............................        20,303
                                                                    -----------
                                                                        106,403
                                                                    -----------

             DENMARK - 0.97%
        311  Carlsberg A/S, Class B .............................        19,949
                                                                    -----------

             FRANCE - 1.14%
        797  Veolia Environnement ...............................        23,468
                                                                    -----------

             GERMANY - 6.10%
        506  Bauer AG ...........................................        18,058
        384  Bilfinger Berger AG ................................        17,831
        431  Fresenius Medical Care AG
             & Co. ..............................................        19,282
        644  Gerresheimer AG ....................................        14,283
        251  Muenchener Rueckversicherungs-
             Gesellschaft AG ....................................        33,870
      2,293  Wirecard AG ........................................        22,356
                                                                    -----------
                                                                        125,680
                                                                    -----------

                                                                          VALUE
     SHARES                                                             (NOTE 2)
--------------------------------------------------------------------------------
             HONG KONG - 5.05%
     45,000  361 Degrees International, Ltd. * ..................      $ 22,587
     29,000  China Agri-Industries Holdings,
             Ltd. ...............................................        18,073
     15,000  Hang Lung Properties, Ltd. .........................        48,774
     24,000  Midland Holdings, Ltd. .............................        14,555
                                                                    -----------
                                                                        103,989
                                                                    -----------

             ITALY - 3.41%
      3,100  Autogrill SpA ......................................        26,115
      1,156  Saipem SpA .........................................        28,120
      6,380  UniCredito Italiano SpA * ..........................        16,066
                                                                    -----------
                                                                         70,301
                                                                    -----------

             JAPAN - 17.52%
      1,300  Aeon Fantasy Co., Ltd. .............................        11,956
        900  Canon, Inc. ........................................        29,522
        100  Cocokara Fine Holdings, Inc. .......................         1,536
        200  Hikari Tsushin, Inc. ...............................         4,516
      1,400  Hitachi Systems & Services, Ltd. ...................        19,183
        900  HOYA Corp. .........................................        18,087
        200  IT Holdings Corp. ..................................         3,558
      2,000  Itoham Foods, Inc. .................................         7,536
      6,000  Juki Corp. .........................................         8,035
      1,800  Makita Corp. .......................................        43,629
      6,400  Mitsubishi UFJ Financial Group,
             Inc. ...............................................        39,728
      2,000  Mizuho Securities Co., Ltd. ........................         6,291
        100  Nintendo Co., Ltd. .................................        27,643
        200  Sanei-International Co., Ltd. ......................         1,727
        800  Secom Co., Ltd. ....................................        32,553
          5  Seven Bank, Ltd. ...................................        13,126
        200  SMC Corp. ..........................................        21,571
        700  Sumitomo Mitsui Financial
             Group, Inc. ........................................        28,557
      3,000  The Bank of Yokohama, Ltd. .........................        16,100
        700  Tokio Marine Holdings, Inc. ........................        19,401
        300  Xebio Co., Ltd. ....................................         6,524
                                                                    -----------
                                                                        360,779
                                                                    -----------

             NETHERLANDS - 1.39%
        558  Randstad Holding N.V. * ............................        15,433
        224  Smit Internationale N.V. ...........................        13,260
                                                                    -----------
                                                                         28,693
                                                                    -----------



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS


                                                        PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)


INTERNATIONAL EQUITY FUND
JUNE 30, 2009 (CONTINUED)


                                                                          VALUE
     SHARES                                                             (NOTE 2)
--------------------------------------------------------------------------------

             SINGAPORE - 14.53%
     64,000  Banyan Tree Holdings, Ltd. * .......................     $  26,070
     23,500  Capitaland, Ltd. ...................................        60,194
      6,000  DBS Group Holdings, Ltd. ...........................        48,881
     35,000  Genting Singapore plc * ............................        16,432
      6,000  Keppel Corp., Ltd. .................................        28,583
     18,000  SC Global Developments, Ltd. * .....................        14,043
      1,000  Singapore Airlines, Ltd. ...........................         9,183
     14,000  Tat Hong Holdings, Ltd. ............................         9,376
     19,000  Wilmar International, Ltd. .........................        65,852
     13,000  Yanlord Land Group, Ltd. ...........................        20,554
                                                                    -----------
                                                                        299,168
                                                                    -----------

             SPAIN - 4.81%
      2,733  Banco Bilbao Vizcaya
             Argentaria, S.A. ...................................        34,276
      5,802  Iberdrola Renovables S.A. * ........................        26,494
        847  Red Electrica Corp., S.A. ..........................        38,272
                                                                    -----------
                                                                         99,042
                                                                    -----------

             SWITZERLAND - 10.57%
      2,462  ABB, Ltd. * ........................................        38,701
        801  Credit Suisse Group AG .............................        36,565
        257  Lonza Group AG .....................................        25,521
        315  Roche Holding AG ...................................        42,820
        114  Syngenta AG ........................................        26,466
      3,883  UBS AG * ...........................................        47,494
                                                                    -----------
                                                                        217,567
                                                                    -----------

             TAIWAN - 2.64%
     10,350  HON HAI Precision Industry Co.,
             Ltd. ...............................................        32,018
     33,000  Yuanta Financial Holding Co.,
             Ltd. ...............................................        22,228
                                                                    -----------
                                                                         54,246
                                                                    -----------

             UNITED KINGDOM - 16.70%
        875  Autonomy Corp., plc * ..............................        20,686
        822  Cairn Energy plc * .................................        31,672
     15,826  Eros International plc * ...........................        36,582
      3,515  ICAP plc ...........................................        26,081
      5,305  Man Group plc ......................................        24,220
      6,825  Serco Group plc ....................................        47,384
      2,200  Spectris plc .......................................        19,961
      9,295  Tesco plc ..........................................        54,073
     32,720  Vodafone Group plc .................................        63,090
      1,852  Xstrata plc ........................................        20,027
                                                                    -----------
                                                                        343,776
                                                                    -----------

             TOTAL COMMON STOCK .................................   $ 2,020,298
             (Cost $2,174,665)                                      -----------



                                                                         VALUE
   SHARES                                                              (NOTE 2)
-------------------------------------------------------------------------------
PREFERRED STOCK - 2.81%

             GERMANY - 2.81%
      1,070  Fresenius SE .......................................   $    57,775
                                                                    -----------

             TOTAL PREFERRED STOCK ..............................        57,775
             (Cost $85,006)                                         -----------


             TOTAL LONG TERM
             INVESTMENTS ........................................     2,078,073
             (Cost $2,259,671)                                      -----------

TOTAL INVESTMENTS - 100.94% .....................................     2,078,073
             (Cost $2,259,671)                                      -----------

NET OTHER ASSETS AND
             LIABILITIES - (0.94)% ..............................       (19,309)
                                                                    -----------

TOTAL NET ASSETS - 100.00%.......................................   $ 2,058,764
                                                                    ===========

          *  Non income producing security

        ADR  American Depositary Receipts




                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)


INTERNATIONAL EQUITY FUND
JUNE 30, 2009 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                              % OF NET
A PERCENTAGE OF NET ASSETS:                                              ASSETS
--------------------------------------------------------------------------------
Diversified Banks...............................................          10.02%
Diversified Real Estate Activities..............................           5.29
Health Care Equipment...........................................           4.60
Diversified Capital Markets.....................................           4.08
Agricultural Products...........................................           4.08
Industrial Conglomerates........................................           3.87
Wireless Telecommunication Services.............................           3.06
Brewers.........................................................           2.88
Investment Banking & Brokerage..................................           2.65
Food Retail.....................................................           2.63
Household Appliances............................................           2.51
Industrial Machinery............................................           2.38
Environmental & Facilities Services.............................           2.30
Oil & Gas Equipment & Services..................................           2.10
Pharmaceuticals.................................................           2.08
Life Sciences Tools & Services..................................           1.93
Heavy Electrical Equipment......................................           1.88
Electric Utilities..............................................           1.86
Movies & Entertainment..........................................           1.78
Construction & Engineering......................................           1.74
Real Estate Development.........................................           1.68
Reinsurance.....................................................           1.64
Security & Alarm Services.......................................           1.58
Integrated Oil & Gas............................................           1.58
Electronic Manufacturing Services...............................           1.56
Oil & Gas Exploration & Production..............................           1.54
Office Electronics..............................................           1.43
Home Entertainment Software.....................................           1.34
Independent Power Producers &
    Energy Traders..............................................           1.29
Fertilizers & Agricultural Chemicals............................           1.29
Restaurants.....................................................           1.27
Hotels, Resorts & Cruise Lines..................................           1.27
Apparel, Accessories & Luxury Goods.............................           1.23
Communications Equipment........................................           1.18
Asset Management & Custody Banks................................           1.18
Multi-Utilities.................................................           1.14
IT Consulting & Other Services..................................           1.10
Data Processing & Outsourced Services...........................           1.09
Application Software............................................           1.00
Life & Health Insurance.........................................           0.99
Diversified Metals & Mining.....................................           0.97
Electronic Equipment & Instruments..............................           0.97
Property & Casualty Insurance...................................           0.94
Health Care Services............................................           0.94
Electronic Components...........................................           0.88
Casinos & Gaming................................................           0.80
Regional Banks..................................................           0.78
Human Resource & Employment Services............................           0.75
Real Estate Services............................................           0.71
Marine Ports & Services.........................................           0.64


INDUSTRY CONCENTRATION AS                                              % OF NET
A PERCENTAGE OF NET ASSETS:                                              ASSETS
--------------------------------------------------------------------------------
Leisure Facilities..............................................           0.58%
Trading Companies & Distributors................................           0.45
Airlines........................................................           0.45
Packaged Foods & Meats..........................................           0.37
Specialty Stores................................................           0.32
Computer & Electronics Retail...................................           0.22
Drug Retail.....................................................           0.07
                                                                         -------
Total Investments...............................................         100.94
Net Other Assets and Liabilities................................          (0.94)
                                                                         -------
                                                                         100.00%
                                                                         =======



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS


                                                            FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009


                                                                                     GLOBAL REAL          INTERNATIONAL
                                                                                 ESTATE EQUITIES                 EQUITY
                                                                                            FUND                   FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
Securities                                                                              $615,236             $2,078,073
Short Term investments                                                                    33,949                     --
------------------------------------------------------------------------------------------------------------------------
   Total investments, at value                                                           649,185              2,078,073
Cash                                                                                         623                  7,371
Foreign cash, at value                                                                     1,056                  5,018
Dividends and interest receivable                                                          2,072                 10,292
Receivable for investment securities sold                                                  9,643                 23,764
Receivable from investment adviser                                                        11,801                  8,990
Prepaid expenses and other assets                                                          9,136                  8,415
------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                          683,516              2,141,923
------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                                               23,586                 42,979
Accrued expenses and other payables                                                       38,205                 40,180
------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                      61,791                 83,159
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $621,725             $2,058,764
========================================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                                       $1,024,564             $4,059,233
Accumulated undistributed net investment income                                           11,313                 74,549
Accumulated net realized loss on investments and foreign currency transactions          (401,726)            (1,893,362)
Net unrealized depreciation of investments and foreign currencies                        (12,426)              (181,656)
------------------------------------------------------------------------------------------------------------------------
                                                                                        $621,725             $2,058,764
========================================================================================================================
NET ASSETS:
Class I Shares                                                                          $621,725             $2,058,764
========================================================================================================================
SHARES OUTSTANDING:
Class I Shares (unlimited number of shares authorized)                                   113,057                313,719
========================================================================================================================
CLASS I SHARES:
Net asset value and redemption price per share                                             $5.50                  $6.56
========================================================================================================================
Investments, at cost                                                                    $661,614             $2,259,671
========================================================================================================================
Foreign cash, at cost                                                                     $1,059                 $5,039
========================================================================================================================

The Funds may impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS


                                                            FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009


                                                                                     GLOBAL REAL          INTERNATIONAL
                                                                                 ESTATE EQUITIES                 EQUITY
                                                                                            FUND                   FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                                $16,368                $35,212
Interest                                                                                      19                     52
Foreign taxes withheld                                                                      (875)                (3,120)
------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                15,512                 32,144
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                                   2,251                  7,317
Accounting fees                                                                           29,778                 20,950
Audit fees                                                                                17,195                 17,195
Offering expenses                                                                         11,451                  3,471
Custodian fees                                                                             8,751                 10,474
Registration and filing fees                                                               6,930                  7,307
Printing and postage fees                                                                  1,867                  5,790
Administrative fees                                                                          200                    399
Transfer agent fees                                                                           37                    214
Compliance Officer fees                                                                       --                     18
Miscellaneous fees                                                                           131                    329
------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                         78,591                 73,464
------------------------------------------------------------------------------------------------------------------------
Fees waived and expenses reimbursed by investment adviser                                (75,545)               (63,565)
------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                            3,046                  9,899
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     12,466                 22,245
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss from:
   Investment transactions                                                              (112,347)              (303,077)
   Foreign currency transactions                                                          (8,024)                (1,307)
Net change in unrealized appreciation/(depreciation) of:
   Investments                                                                           139,404                561,878
   Translation of other assets and liabilities                                                 1                    363
------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain                                                       19,034                257,857
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   ROM OPERATIONS                                                                        $31,500               $280,102
========================================================================================================================



                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL REAL ESTATE EQUITIES FUND


                                                                                    PERIOD ENDED           PERIOD ENDED
                                                                                   JUNE 30, 2009     DECEMBER 31, 2008*
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $12,466                $19,952
Net realized loss on investments and foreign currency transactions                      (120,371)              (277,896)
Net change in unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                                     139,405               (151,831)
------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                           31,500               (409,775)
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class I Shares                                                                             --                (65,809)
------------------------------------------------------------------------------------------------------------------------
                                                                                              --                (65,809)
------------------------------------------------------------------------------------------------------------------------
Net increase in Fund share transactions:
   Class I Shares                                                                             --              1,065,809
------------------------------------------------------------------------------------------------------------------------
                                                                                              --              1,065,809
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                                31,500                590,225
------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                                      590,225                     --
------------------------------------------------------------------------------------------------------------------------
End of period                                                                           $621,725               $590,225
========================================================================================================================
Accumulated undistributed net investment income/(loss)                                   $11,313                $(1,153)
========================================================================================================================

* Inception date for the Global Real Estate Equities Fund was February 29, 2008.

 INTERNATIONAL EQUITY FUND
                                                                                    PERIOD ENDED           PERIOD ENDED
                                                                                   JUNE 30, 2009    DECEMBER 31, 2008**
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $22,245                $41,960
Net realized loss on investments and foreign currency transactions                      (304,384)            (1,528,563)
Net change in unrealized appreciation/(depreciation) of investments
   and foreign currency translations                                                     562,241               (743,898)
------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                          280,102             (2,230,501)
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class I Shares                                                                             --                (90,861)
------------------------------------------------------------------------------------------------------------------------
                                                                                              --                (90,861)
------------------------------------------------------------------------------------------------------------------------
Net increase in Fund share transactions:
   Class I Shares                                                                             --              4,100,024
------------------------------------------------------------------------------------------------------------------------
                                                                                              --              4,100,024
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                               280,102              1,778,662
------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                                    1,778,662                     --
------------------------------------------------------------------------------------------------------------------------
End of period                                                                         $2,058,764             $1,778,662
========================================================================================================================
Accumulated undistributed net investment income                                          $74,549                $52,305
========================================================================================================================

** Inception date for the International Equity Fund was January 31, 2008.

HENDERSON GLOBAL FUNDS


                                                            FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


STATEMENTS OF CHANGES - CAPITAL STOCK ACTIVITY
GLOBAL REAL ESTATE EQUITIES FUND


                                                                                     PERIOD ENDED           PERIOD ENDED
                                                                                    JUNE 30, 2009     DECEMBER 31, 2008*
-------------------------------------------------------------------------------------------------------------------------
AMOUNT
CLASS I SHARES:
Sold                                                                                          $--             $1,000,000
Issued as reinvestment of dividends                                                            --                 65,809
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                  $--             $1,065,809
=========================================================================================================================

SHARES
CLASS I SHARES:
Sold                                                                                           --                100,000
Issued as reinvestment of dividends                                                            --                 13,057
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                   --                113,057
=========================================================================================================================

* Inception date for the Global Real Estate Equities Fund was February 29, 2008.

 INTERNATIONAL EQUITY FUND
                                                                                    PERIOD ENDED           PERIOD ENDED
                                                                                   JUNE 30, 2009    DECEMBER 31, 2008**
-------------------------------------------------------------------------------------------------------------------------
AMOUNT
CLASS I SHARES:
Sold                                                                                          $--             $5,108,300
Issued as reinvestment of dividends                                                            --                 90,861
Redeemed                                                                                       --             (1,099,137)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                  $--             $4,100,024
=========================================================================================================================

SHARES
CLASS I SHARES:
Sold                                                                                           --                488,715
Issued as reinvestment of dividends                                                            --                 16,491
Redeemed                                                                                       --               (191,487)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                                                   --                313,719
=========================================================================================================================

** Inception date for the International Equity Fund was January 31, 2008.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS


                                                            FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)


 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

                                         INCOME (LOSS) FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                        ------------------------------------------      --------------------------------------------


                                                            NET                          DIVIDENDS   DISTRIBUTIONS
                            NET ASSET                   REALIZED AND       TOTAL           FROM        FROM NET
                             VALUE,         NET          UNREALIZED         FROM           NET         REALIZED
                            BEGINNING   INVESTMENT     GAIN (LOSS) ON    INVESTMENT     INVESTMENT     CAPITAL         TOTAL
                            OF PERIOD     INCOME         INVESTMENTS     OPERATIONS       INCOME         GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL REAL ESTATE
 EQUITIES FUND
CLASS I
Period Ended 6/30/2009           $5.22     0.11 (b)          0.17           0.28            0.00          0.00          0.00
Period Ended 12/31/2008 (a)     $10.00     0.20 (b)         (4.32)         (4.12)          (0.66)         0.00         (0.66)

INTERNATIONAL EQUITY FUND
CLASS I
Period Ended 6/30/2009           $5.67     0.07 (b)          0.82           0.89            0.00          0.00          0.00
Period Ended 12/31/2008 (a)     $10.00     0.11 (b)         (4.13)         (4.02)          (0.31)         0.00         (0.31)

                                                                           RATIOS TO AVERAGE NET ASSETS:
                                                                ------------------------------------------------------
                                                                                                   ANNUALIZED RATIO OF
                                                                ANNUALIZED        ANNUALIZED       OPERATING EXPENSES
                                                                 RATIO OF          RATIO OF          TO AVERAGE NET
                  NET ASSET                      NET ASSETS,     OPERATING      NET INVESTMENT       ASSETS WITHOUT
                   VALUE,                          END OF       EXPENSES TO      INCOME/(LOSS)       WAIVERS AND/OR        PORTFOLIO
                   END OF          TOTAL           PERIOD        AVERAGE          TO AVERAGE            EXPENSES           TURNOVER
                   PERIOD       RETURN (C)          (000)       NET ASSETS        NET ASSETS           REIMBURSED            RATE
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL REAL ESTATE
 EQUITIES FUND
CLASS I
Period Ended
 6/30/2009          $5.50           5.36%           $622           1.15%             4.71%              29.68%                71%
Period Ended
 12/31/2008 (a)     $5.22        (40.98)%           $590           1.15%             2.75%              24.01%               183%

INTERNATIONAL
 EQUITY FUND
CLASS I
Period Ended
 6/30/2009          $6.56          15.70%         $2,059           1.15%             2.58%               8.53%                42%
Period Ended
 12/31/2008 (a)     $5.67        (40.15)%         $1,779           1.15%             1.36%               6.40%               114%


(a) The Henderson Global Real Estate Equities Fund and Henderson International Equity Fund commenced operations on February 29, 2008 and January 31, 2008, respectively.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.


                       See Notes to Financial Statements.

                                  18-19 spread

HENDERSON GLOBAL FUNDS


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)



NOTE 1. ORGANIZATION

Henderson Global Funds (the "Trust") was organized on May 11, 2001, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among 11 series. Eight series of the Trust, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Opportunities Fund, Henderson Global Technology Fund, Henderson Industries of the Future Fund, Henderson International Opportunities Fund, Henderson Japan-Asia Focus Fund and Henderson Worldwide Income Fund are not included in this report because their fiscal year end is July 31. In addition the Henderson Money Market Fund is a separate series of the Trust and has a fiscal year end of December 31. The Henderson Money Market Fund is reported in a separate semi annual report. Henderson Global Real Estate Equities Fund ("Real Estate Equities") and Henderson International Equity Fund ("International Equity") collectively (the "Funds") are each a separate series of the Trust. Each Fund is non-diversified and each Fund offers Class I shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by Real Estate Equities and International Equity.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Distributions received from REITS are recorded on the ex-dividend date. Each REIT reports annually the tax character of its dividends. Dividend income, capital gain distributions received and unrealized appreciation (depreciation) reflect amounts of taxable income, capital gain and return of capital report by REITs, and management's estimates of such amounts for REIT distributions for which actual information has not been reported. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Withholding taxes on foreign dividends are accrued in accordance with the applicable country's tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FOREIGN CURRENCY TRANSLATION
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than

HENDERSON GLOBAL FUNDS


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


investments in securities at fiscal period end, resulting from changes in exchange rates.

INDEMNIFICATIONS
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted.

USE OF ESTIMATES
The preparation of financial statements, in conformity with United States generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forwards include net gains or losses on contracts that have matured or which a Fund has terminated by entering into offsetting closing transactions. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Operations. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. The Funds had no outstanding forward foreign currency contracts as of June 30, 2009.

SECURITIES LOANS
The Funds may make secured loans of its portfolio securities amounting to not more than 33 1/3% of its total assets (taken at market value at the time of such loan), thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. Securities loans are made to banks and broker-dealers, via State Street Bank and Trust Company as lending agent, pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. Collateral is invested in a money market fund. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Funds receive a fee from the borrower or retain all or a portion of the interest received on investment of cash collateral. The Funds retain all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Income earned from securities lending is reflected as Net securities lending income on the Statement of Operations. The Fund may call such loans in order to sell the securities involved. During the six months ended June 30, 2009, the Funds had no transactions in securities lending.

EXPENSES
Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust based on average daily net assets or on another reasonable basis.

DEFERRED OFFERING COSTS
Costs incurred in connection with the offering and initial registration of Real Estate Equities and International Equity have been deferred in conformity with United States generally accepted accounting principles and are being amortized on a straight-line basis over the first twelve months after commencement of operations. These amounts are reflected as offering expenses in the statement of operations.

FEDERAL INCOME TAXES
The Trust's policy is that each Fund continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required. The Funds intend to file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2008, Global Real Estate Equities had $109,754 accumulated capital loss carryforward, expiring on December 31, 2016. International Equity had $335,950 accumulated capital loss carryforward expiring on December 31, 2016.

HENDERSON GLOBAL FUNDS


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


At December 31, 2008, the following funds deferred post-October losses which will be recognized on the first day of the following year:

                                            Capital loss
                                                deferred
--------------------------------------------------------------------------------
Real Estate Equities                          $   88,108
International Equity                           1,158,963
================================================================================

On July 13th, 2006, the Financial Accounting Standards Board ("FASB") released interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' tax returns for the period ended December 31, 2008, are subject to review by the taxing authorities.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from United States generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

The tax character of distributions paid during the period ended December 31, 2008 were as follows:

Period ended                                     Ordinary
December 31, 2008                                  income
--------------------------------------------------------------------------------
Real Estate Equities                             $65,809
International Equity                              90,861
================================================================================

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

                            Undistributed      Unrealized
                                 ordinary    appreciation
                                   income   (depreciation)
--------------------------------------------------------------------------------
Real Estate Equities              $ 7,951      $ (236,808)
--------------------------------------------------------------------------------
International Equity               54,729        (838,562)
--------------------------------------------------------------------------------

Ordinary income and net realized gains/losses may differ for book and tax basis reporting purposes due to post-October losses, which are not recognized for tax purposes until the first day of the following fiscal year, tax deferral on wash sales and PFIC transactions.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. ("HGINA") acts as the Funds' investment adviser. HGINA is an indirect wholly owned subsidiary of Henderson Global Investors (Holdings) plc, which is an indirect wholly owned subsidiary of Henderson Group plc. HGINA supervises the investments of the Funds and receives a management fee for such services. The fee is calculated daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Real Estate Equities        First $250 million         0.85%
                            Next $250 million          0.80%
                            Next $500 million          0.75%
                            Over $1 billion            0.65%
--------------------------------------------------------------------------------
International Equity        First $250 million         0.85%
                            Next $250 million          0.80%
                            Next $500 million          0.75%
                            Over $1 billion            0.65%
--------------------------------------------------------------------------------

Pursuant to separate contractual Expense Limitation Agreements, HGINA has agreed to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of each Fund in order to limit total annual expenses, less distribution and service fees, to 1.15% of average daily net assets. These agreements are effective through July 31, 2020.

Henderson Investment Management Limited ("HIML") is the sub-adviser for Real Estate Equities and International Equity pursuant to a Sub-Advisory Agreement. HIML is a direct wholly owned subsidiary of Henderson Global Investors (Holdings) plc.

HIML receives a fee for its services, paid by HGINA from its management fee, based on each Fund's average daily net assets as set forth below:

Real Estate Equities        First $250 million         0.35%
                            Next $250 million          0.30%
                            Next $500 million          0.25%
                            Over $1 billion            0.25%
--------------------------------------------------------------------------------
International Equity        First $250 million         0.35%
                            Next $250 million          0.30%
                            Next $500 million          0.25%
                            Over $1 billion            0.25%
--------------------------------------------------------------------------------

Transwestern Securities Management, LLC. ("TSM") is the sub-adviser for the U.S. Portion of Real Estate Equities

HENDERSON GLOBAL FUNDS


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


pursuant to a Sub-Advisory Agreement. TSM receives a fee for its services, paid by HGINA from its management fee.


The Funds bear a portion of the compensation paid to the Compliance Officers who perform services for the Trust. This compensation is reflected as Compliance Officer Fees in the Statements of Operations.

At June 30, 2009, HGINA owned the following number of shares in the following
Funds:
                                        %         Shares
--------------------------------------------------------------------------------
Real Estate Equities                  100.00     113,057
International Equity                   33.64     105,548
================================================================================


NOTE 4. COMPENSATION OF TRUSTEES
AND OFFICERS

Certain officers and trustees of the Trust are also officers of HGINA. None of the Trust's officers, other than the Compliance Officers, are compensated by the Trust. The Trust makes no direct payment to trustees affiliated with HGINA. Fees paid to Trustees are reflected as Trustees' fees and expenses in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments and U.S. government securities, for the Funds during the period ended June 30, 2009, were as follows:
                                Purchases          Sales
--------------------------------------------------------------------------------
Real Estate Equities            $415,171        $377,087
International Equity             840,987         716,916
================================================================================

The U.S. federal income tax basis of the Funds' investments excluding foreign currency and forward currency contracts at June 30, 2009, and the gross unrealized appreciation and depreciation, were as follows:

                              Real Estate  International
                                 Equities         Equity
--------------------------------------------------------------------------------

Cost                             $706,422     $2,327,889
--------------------------------------------------------------------------------

Gross unrealized appreciation      74,258        148,372
--------------------------------------------------------------------------------

Gross unrealized depreciation     165,445        398,188
--------------------------------------------------------------------------------

Net unrealized depreciation       (91,187)      (249,816)
================================================================================

Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales, PFIC transactions and amortization of premiums reflected as of June 30, 2009.

NOTE 6. SIGNIFICANT CONCENTRATIONS

Real Estate Equities and International Equity invest a substantial percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Funds invest may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Real Estate Equities invests a substantial percentage of its assets in REITS (or their equivalents) listed or traded on a regulated market which derive the main part of their revenue from the ownership, management and/or development of real estate.

The Funds may invest a high percentage of their net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on a Fund's net assets and will cause the value of its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

NOTE 7. BORROWING ARRANGEMENTS

The Trust has a $100 million credit facility that was entered into to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the utilized line of credit. The commitment fee is included in Miscellaneous fees on the Statement of Operations. No amounts were borrowed under this facility during the six months ended June 30, 2009.

NOTE 8. REDEMPTION FEE

The Funds may impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase. The fee, which is not a sales charge, is retained by the Funds and not paid to HGINA or its affiliates. Redemption fees are included in

HENDERSON GLOBAL FUNDS


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


Amount Redeemed on the Statements of Changes - Capital Stock Activity. There were no redemption fees during the period ended June 30, 2009.

NOTE 9. RECENT ACCOUNTING STANDARDS

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

In addition, effective June 30, 2009, the Fund adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSB No. 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

   o  Level 1 - quoted prices in active markets for identical investments

   o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

GLOBAL REAL ESTATE EQUITIES FUND

        Quoted Prices
            in Active  Significant
          Markets for        Other    Significant
            Identical   Observable   Unobservable
               Assets       Inputs         Inputs
Description  (Level 1)   (Level 2)      (Level 3)     Total
-----------------------------------------------------------
Common Stocks
 Australia    $     --     $ 2,519          $ --    $ 2,519
 Canada         12,691          --            --     12,691
 Hong Kong          --     128,561            --    128,561
 Japan              --      67,782            --     67,782
 Singapore      12,805       4,595            --     17,400
 Sweden          6,764       1,846            --      8,610
 Switzerland     5,732          --            --      5,732
 United Kingdom     --       8,601            --      8,601
 United States   7,279          --            --      7,279
-----------------------------------------------------------
Total Common
Stock           45,271     213,904            --    259,175
-----------------------------------------------------------
REIT
 Australia          --      47,955            --     47,955
 Canada          8,941          --            --      8,941
 France          2,579      25,777            --     28,356
 Japan              --      24,899            --     24,899
 Netherlands    13,179          --            --     13,179
 Singapore          --       7,812            --      7,812
 United
  Kingdom        2,172      29,900            --     32,072
 United
  States       192,847          --            --    192,847
-----------------------------------------------------------
Total REIT     219,718     136,343            --    356,061
-----------------------------------------------------------
Short Term
 Investment     33,949          --            --     33,949
-----------------------------------------------------------
Total
 Investments   298,938     350,247            --    649,185
-----------------------------------------------------------
Total         $298,938    $350,247          $ --   $649,185
===========================================================

HENDERSON GLOBAL FUNDS


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

INTERNATIONAL EQUITY FUND

         Quoted Prices
             in Active  Significant
           Markets for        Other    Significant
             Identical   Observable   Unobservable
                Assets       Inputs         Inputs
Description  (Level 1)    (Level 2)      (Level 3)      Total
-------------------------------------------------------------
Common Stocks
 Austria    $   42,532  $        --          $  -- $   42,532
 Belgium        63,640           --             --     63,640
 Brazil         61,065           --             --     61,065
 China          36,854       69,549             --    106,403
 Denmark            --       19,949             --     19,949
 France             --       23,468             --     23,468
 Germany        40,414       85,266             --    125,680
 Hong Kong          --       66,847             --     66,847
 Italy          44,186       26,115             --     70,301
 Japan         162,907      197,872             --    360,779
 Netherlands        --       28,693             --     28,693
 Singapore     166,159      133,009             --    299,168
 Spain              --       99,042             --     99,042
 Switzerland    88,552      129,015             --    217,567
 Taiwan         54,246           --             --     54,246
 United
  Kingdom      209,637      134,139             --    343,776
 United
  States            --       37,142             --     37,142
-------------------------------------------------------------
Total Common
 Stock         970,192    1,050,106             --  2,020,298
-------------------------------------------------------------
Preferred Stock
 Germany        57,775           --             --     57,775
-------------------------------------------------------------
Total Preferred
 Stock          57,775           --             --     57,775
-------------------------------------------------------------
Total
 Investments 1,027,967    1,050,106             --  2,078,073
-------------------------------------------------------------
Total       $1,027,967  $ 1,050,106           $ -- $2,078,073
=============================================================

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended June 30, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

NOTE 10. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 31, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

HENDERSON GLOBAL FUNDS


                                                               OTHER INFORMATION
                                                                     (UNAUDITED)



PROXY VOTING POLICIES

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the period ending June 30, 2009 on Form N-PX, which must be filed each year by August 31. Form N-PX is available on the Securities and Exchange Commission's website at http://www.sec.gov. The Funds' proxy voting records and proxy voting policies and procedures are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds' website at http://www.henderson.com.


QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q. The Funds have filed with the Securities and Exchange Commission the Form N-Q and it is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments are also available without charge, upon request, by calling
866.443.6337 or by visiting the Funds' website at http://www.henderson.com.

APPROVAL OF CONTINUATION INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Henderson Global Funds oversees the management of the Funds and, as requited by law, the investment advisory and the sub-advisory agreements for the Funds.

In connection with their consideration of those agreements for the Funds the Trustees received and reviewed a substantial amount of information provided by Henderson Global Investors (North America) Inc. (the "Adviser") and Henderson Investment Management Limited and Transwestern Securities Management, LLC (the "Sub-advisers") in response to detailed requests of the Independent Trustees and their independent legal counsel. The Trustees also discussed with representatives of management the operations of the Funds and the nature and quality of the advisory and other services provided to the Funds by the Adviser and the Sub-advisers. The Independent Trustees also received and reviewed a memorandum from their counsel regarding their responsibilities in considering continuation of the agreements. Throughout their consideration of the agreements the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met with management to consider the agreements, and at that meeting they also met separately in executive session with their counsel.

At a meeting held on April 8, 2009, based on their evaluation of the information provided by the Adviser and the sub-advisers and other information, the Trustees determined that the overall arrangements between the Funds Adviser and the Sub-advisers were fair and reasonable in light of the nature and quality of the services provided by the Adviser and the Sub-advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved the investment advisory agreement and the sub-advisory agreements through August 30, 2009, subject to earlier termination as provided in each agreement.

In considering the agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the agreements are discussed separately below.


NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees reviewed and considered the nature, extent and quality of the services provided to the Funds by the Adviser and (in the case of the Sub-advised Funds) the Subadvisers, taking into account the investment objective and strategy of each Fund and the knowledge they had gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the Subadvisers, especially the personnel who

HENDERSON GLOBAL FUNDS


                                                               OTHER INFORMATION
                                                                     (UNAUDITED)


provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by the Adviser and the Subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the funds and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services provided to each Fund by the Adviser and the Subadvisers were appropriate and consistent with the terms of the respective advisory agreements, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services. They also concluded that the investment personnel of the Adviser and the Subadvisers had appropriate education and experience to serve the Funds effectively and had demonstrated their continuing ability to attract and retain well-qualified personnel.


PERFORMANCE OF THE FUNDS

The Trustees considered each Fund's investment performance over various time periods. They reviewed information comparing each Fund's performance with the performance of the Fund's benchmark and with the performance of comparable funds and peer groups identified by Lipper Inc. ("Lipper"), an independent provider of investment company data. They concluded that the performance of each Fund was acceptable and that each Fund and its shareholders were benefiting from the current management of the Fund.


COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees examined information on the fees and other expenses paid by each Fund in comparison to information for other comparable funds as provided by Lipper. They noted that, although the contractual rate of management fees for some of the Funds before fee waivers were above the median management fee rates of their respective peer group of funds selected by Lipper, the Funds' contractual rate of management fees appeared reasonable considering, among other factors, the quality of services provided by the Adviser and (in the case of the Sub-advised Funds) the Subadvisers, the investment performance of the Funds and the expense limitations agreed to by the Adviser. They also noted that the relatively small asset size of most of the Funds contributed to their relatively high expense ratios. They considered the fee reductions being proposed by the Adviser for three of the Funds.

The Trustees considered the methodology used by the Adviser and the Subadvisers in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed the management fees of the Adviser and the Subadvisers for certain affiliated funds and separate accounts and certain non-affiliated sub-advised funds (for which the Adviser or the Subadvisers provides only portfolio management services). Although in some instances the fee rates for various investment strategies were lower than management fees for Funds having a similar strategy, the Trustees noted that the Adviser and the Subadvisers perform significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds' other service providers, trustee support, regulatory compliance and numerous other services and that, in serving the Funds, the Adviser assumes many legal risks and responsibilities that it does not assume in serving its other clients.

The Trustees reviewed information on the profitability of (or loss) to the Adviser and its affiliates and the Subadvisers of their relationships with each Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Funds and other clients. The Trustees also reviewed the financial statements of the Adviser and financial information related to its parent company and its corporate structure. In their review, the Trustees considered whether the Adviser and the Subadvisers receive adequate incentives to manage the Funds effectively. The Trustees

HENDERSON GLOBAL FUNDS


                                                               OTHER INFORMATION
                                                                     (UNAUDITED)


recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the Adviser's profitability with respect to each Fund in relation to the services rendered was not unreasonable. Finally, the Trustees considered the financial condition of the Adviser and the Subadvisers, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by each Fund to the Adviser, considering the proposed fee reductions, as well as the fees paid by the Adviser to the Subadvisers, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees the Adviser and the Subadvisers charge to other clients.


ECONOMIES OF SCALE

The Trustees received and considered information about the potential of the Adviser to experience economies of scale as the assets of the Funds increase. They noted that the contractual management fee rates of the Funds were above the respective mean management fee rates of the Funds' respective peer groups selected by Lipper; but, by virtue of the expense limitations, the Adviser is subsidizing most Funds because they have not reached adequate scale. The Trustees also noted that the advisory agreement included breakpoints in the fee schedule for each Fund, thereby sharing more economies of scale with each Fund if the assets of the Fund increase significantly. Based on all of the information they reviewed, the Trustees concluded that the current fee structure of each Fund considering the proposed fee reductions was reasonable and that those rates of fees do reflect a sharing between the Adviser and the Fund of economies of scale at the current asset level of the Fund.


OTHER BENEFITS TO THE ADVISER

The Trustees also considered benefits that accrue to the Adviser and the Subadvisers from their relationship with the Funds and their use of commissions paid on portfolio brokerage transactions of the Funds to obtain research products and services benefiting the Fund and/or other clients. The Trustees concluded that the use by the Adviser and the Subadvisers of commissions paid by the Funds to obtain research products and services was consistent with regulatory requirements and was likely to benefit the Funds.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the investment advisory and (in the case of the Sub-advised Funds) sub-advisory agreement for each Fund was in the best interest of the Fund and its shareholders. Upon a motion duly made and seconded, the following resolutions were unanimously adopted by all of the members of the Board, and by all of the Independent Trustees voting separately:


FEDERAL TAX INFORMATION

Certain tax information for the Funds is required to be provided to shareholders based on the Funds' income and distributions for the taxable year ended December 31, 2008. The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2009, shareholders received Form 1099-DIV which included their share of foreign tax credit, qualified dividends and capital gains distributed during the calendar year 2008. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

HENDERSON GLOBAL FUNDS


                                                               OTHER INFORMATION
                                                                     (UNAUDITED)



SHAREHOLDER EXPENSE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. The example in Table 1 and Table 2 is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2009.


ACTUAL EXPENSES

Table 1 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.


HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

Table 2 provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus you should not use the hypothetical account values and expenses to estimate your actual ending account balance or the expense attributable to your investment during the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses paid during the period include amounts reflected in the Funds' Statement of Operations net of reimbursements by the investment adviser. The annualized expense ratios used in the example are as follows:

                                                    Class I
--------------------------------------------------------------------------------
Real Estate Equities                                  1.15%
--------------------------------------------------------------------------------
International Equity                                  1.15%
================================================================================

Please note that the expenses do not reflect shareowner transaction costs such as front end sales charges and redemption fees. These fees are described for each Fund and share class in the Performance summary of this report on pages 5 and 8. Table 2 is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

TABLE 1

                     Beginning        Ending
                       Account        Account      Expenses
                         Value         Value           Paid
                    January 1,      June 30,         During
Actual                    2009          2009     the Period*
--------------------------------------------------------------------------------

Real Estate
Equities
Class I              $1,000.00     $1,053.60          $5.86
--------------------------------------------------------------------------------
International
Equity
Class I               1,000.00      1,157.00           6.15
================================================================================

TABLE 2
--------------------------------------------------------------------------------

                     Beginning        Ending
Hypothetical           Account       Account       Expenses
(assuming a              Value         Value           Paid
5% return           January 1,      June 30,         During
before expenses)          2009          2009     the Period*
--------------------------------------------------------------------------------

Real Estate
Equities
Class I              $1,000.00     $1,019.30          $5.76
--------------------------------------------------------------------------------

International
Equity
Class I               1,000.00      1,019.30           5.76
================================================================================

* Expenses are equal to the Funds' Class I shares annualized net expense ratio multiplied by the average account value over the period multiplied by 181 days in the period, and divided by 365 (to reflect the one-half year period).

HENDERSON GLOBAL FUNDS


TRUSTEES
C. Gary Gerst, Chairman
Roland C. Baker
Faris F. Chesley
Sean Dranfield

OFFICERS
Sean Dranfield, President
Alanna N. Nensel, Vice President
Scott E. Volk, Vice President
Christopher K. Yarbrough, Secretary
Kenneth A. Kalina, Chief Compliance Officer
Troy M. Statczar, Treasurer
Richard J. Mitchell, Assistant Treasurer

INVESTMENT ADVISER
Henderson Global Investors (North America) Inc.
737 North Michigan Avenue, Suite 1700
Chicago, IL 60611

TRANSFER AGENT
State Street Bank & Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

FOR MORE INFORMATION
Please call 1.800.657.1493
or visit our website:
           www.henderson.com



The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change hereafter. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information. Henderson Global Investors is the name under which various subsidiaries of Henderson Group plc, a UK limited company, provide investment products and services.

                                 PRIVACY NOTICE

                             HENDERSON GLOBAL FUNDS

    This notice describes the privacy practices followed by Henderson Global Funds.

    Your privacy is our top priority. Our policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by our shareholders.

    In the course of providing products and services to you, we collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on our website, including any information captured through our use of "cookies." Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information. More detailed information about our Internet policy is available on our website, www.henderson.com.

    In the normal course of serving shareholders, we may share information we collect with entities that help us process information or service your request, such as transfer agents, custodians, broker-dealers and marketing service firms, as well as with other financial institutions with whom we have joint marketing agreements. We may share information in connection with servicing accounts or to inform shareholders of products and services that we believe may be of interest to them. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. We will disclose your personal information to government agencies, law enforcement officials, and others in the limited circumstances where we believe, in good faith, that such disclosure is required or permitted by law. For example, we will disclose your personal information in order to comply with a court order, to cooperate with government or industry regulators, or law enforcement authorities.

    Access to customers' nonpublic personal information is restricted to employees who need to access that information. To guard shareholder's nonpublic personal information, we use industry standard physical, electronic, and procedural safeguards. A shareholder's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

    For questions concerning this policy, please contact us by writing to:
Alanna Nensel, Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

Henderson Global Funds
737 N. Michigan Avenue, Suite 1700
Chicago, IL 60611
1.866.4HENDERSON (1.866.443.6337)
www.henderson.com

Foreside Fund Services, LLC, Distributor (August, 2009)

LOGO HENDERSON GLOBAL INVESTORS                           HENDERSON GLOBAL FUNDS
                                                          Picture of two globes.


SEMI-ANNUAL REPORT

JUNE 30, 2009

HENDERSON MONEY MARKET FUND

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                           2
MONEY MARKET FUND
Portfolio overview                               3
PORTFOLIO OF INVESTMENTS                         4
STATEMENT OF ASSETS AND LIABILITIES              5
STATEMENT OF OPERATIONS                          6
STATEMENT OF CHANGES IN NET ASSETS               7
FINANCIAL HIGHLIGHTS                            10
NOTES TO FINANCIAL STATEMENTS                   12
OTHER INFORMATION                               15
MASTER PORTFOLIO FINANCIAL STATEMENTS AND NOTES 19

The Henderson Money Market Fund is a feeder fund that invest substantially all of its assets in the State Street Money Market Portfolio. The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Henderson Money Market Fund's financial statements.

HENDERSON GLOBAL FUNDS                                    LETTER TO SHAREHOLDERS

Dear shareholder,

We are pleased to provide the semi-annual report for the Henderson Money Market Fund, which covers the period ended June 30, 2009.

The second quarter of 2009 saw some welcome stability return to markets, although they remain significantly below the average levels of 2008. By the end of the period, economic indicators were showing some signs of improvement across a broad range of sectors. Consumer confidence has risen from its crisis low, and there are tentative signs of stabilization in housing markets. Job markets and business spending have also shown signs of improvement.

We realize that any recovery will face challenges, and that the rate of improvement may be slow or even flat at times. In fact, growth may struggle to reach trend rates until mid-2010. However, we believe that the positive indicators seen year-to-date and other signs of growth likely mean that the recession has turned a corner. Some investors who share the same perspective have now turned their concerns from recession to inflation, but we believe weak economic growth and the resultant excess slack that continues to build is likely to keep global core inflation low.

While much of the recent news coverage has been dedicated to predicting the shape of the recovery, with speculation about U's, V's, W's and even WW's, few agree on the shape of things to come. It is difficult to tell what direction things will take towards the end of 2009 as the longer-term impact of government policy measures and fiscal stimulus becomes clearer. This short-term uncertainty can create a great deal of fear and apprehension in the marketplace. However, at Henderson, we try to focus on the long-term view in considering our clients' investment goals and objectives, as we continue to seek out differentiated investment ideas that may bring value to our clients' portfolios. We appreciate your trust and support in our Funds and look forward to serving your financial needs in the years to come.

/s/ Sean Dranfield

Sean Dranfield
President, Henderson Global Funds

The views expressed in the President's Letter reflect those of the President as of the date of the letter and may not reflect the views of the President on the date this report is first published. These views do not constitute investment advice.

HENDERSON GLOBAL FUNDS                                        PORTFOLIO OVERVIEW

MONEY MARKET FUND OVERVIEW

PORTFOLIO CONSTRUCTION*

                 Pie Chart:
Yankee certificates of deposit        38.8%
Commercial paper                      25.9
Repurchase agreements                 18.9
Eurodollar certificates of deposit    10.2
Certificates of deposit                3.6
Other                                  2.6

MATURITIES LADDER AS OF JUNE 30, 2009
0-3 Days                                                20.0%
--------------------------------------------------------------
4-90 Days                                               53.0%
--------------------------------------------------------------
90+ Days                                                27.5%
--------------------------------------------------------------
Total                                                  100.5%
--------------------------------------------------------------
Average Maturity                                      55 Days
--------------------------------------------------------------

PERFORMANCE SUMMARY
TOTAL RETURNS AS OF JUNE 30, 2009
                                      NASDAQ                       SINCE
AT NAV                                SYMBOL      CLASS        INCEPTION
------------------------------------------------------------------------
Henderson Money Market Fund           HFAXX       Class A          0.06%
------------------------------------------------------------------------
Henderson Money Market Fund           HFBXX       Class B          0.06
------------------------------------------------------------------------
Henderson Money Market Fund           HFCXX       Class C          0.06
------------------------------------------------------------------------
Henderson Money Market Fund           HGMZX       Class Z          0.06
------------------------------------------------------------------------
WITH SALES CHARGE
------------------------------------------------------------------------
Henderson Money Market Fund                       Class A          0.06%
------------------------------------------------------------------------
Henderson Money Market Fund                       Class B         -4.94
------------------------------------------------------------------------
Henderson Money Market Fund                       Class C         -0.94
------------------------------------------------------------------------
Henderson Money Market Fund                       Class Z          0.06
------------------------------------------------------------------------
Current 7 day yield                               Class A          0.06%
------------------------------------------------------------------------

*Portfolio construction and maturities ladder represents the composition of the underlying holdings in the State Street Money Market Portfolio, whose financial statements are included elsewhere in this report.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated.

As stated in the current prospectus, the Fund's annual operating expense ratios (gross) for Class A, B, C, and Z shares are 1.03%, 1.78%, 1.78% and 0.78% respectively. However, the Fund's adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that the total operating expenses do not exceed 0.40% for Class A, B, C and Z shares, which is in effect until July 31, 2012.Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index. Yields are historical, will fluctuate and do not guarantee future performance. The 7 day current yield refers to the income paid by the portfolio over a 7 day period expressed as an annual percentage rate of the Fund's shares outstanding.

For the most recent month-end performance and after-tax returns, visit www.hendersonglobalinvestors.com or call 1.866.443.6337.

An investment in the Henderson Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(1) For the period from April 20, 2009 (commencement of operations) to June 30, 2009. Total returns less than 1 year are not annualized.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

MONEY MARKET FUND

JUNE 30, 2009

Mutual Funds -- 100.13%

Investment in State Street Money Market Portfolio (1) - 100.13%   $59,683,586
-----------------------------------------------------------------------------
TOTAL INVESTMENTS: 100.13%
(Identified cost $59,683,586)                                      59,683,586
                                                                -------------
NET OTHER ASSETS AND LIABILITIES: (0.13)%                             (76,309)
                                                                -------------
TOTAL NET ASSETS: 100.00%                                         $59,607,277
                                                                =============

(1) The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Henderson Money Market Fund's financial statements.


Henderson Money Market Fund invests only in State Street Money Market Portfolio. At June 30, 2009, Henderson Money Market Fund owned 0.62% of the State Street Money Market Portfolio.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009

                                                               MONEY MARKET
                                                                       FUND
===========================================================================
ASSETS:
Investment in State Street Money Market Portfolio, at value    $ 59,683,586
Receivable for fund shares sold                                       2,777
Prepaid expenses and other assets                                    58,570
---------------------------------------------------------------------------
   Total Assets                                                  59,744,933
---------------------------------------------------------------------------
LIABILITIES:
Payable for fund shares redeemed                                     33,556
Payable for dividends                                                   429
Payable to investment adviser                                        70,341
Accrued expenses and other payables                                  33,330
---------------------------------------------------------------------------
   Total Liabilities                                                137,656
---------------------------------------------------------------------------
NET ASSETS                                                     $ 59,607,277
===========================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                $ 59,607,277
---------------------------------------------------------------------------
                                                               $ 59,607,277
===========================================================================
NET ASSETS:
Class A Shares                                                   $4,016,747
===========================================================================
Class B Shares                                                      987,332
===========================================================================
Class C Shares                                                    4,593,245
===========================================================================
Class Z Shares                                                   50,009,953
===========================================================================
SHARES OUTSTANDING:
Class A Shares (unlimited number of shares authorized)            4,016,747
===========================================================================
Class B Shares (unlimited number of shares authorized)              987,332
===========================================================================
Class C Shares (unlimited number of shares authorized)            4,593,245
===========================================================================
Class Z Shares (unlimited number of shares authorized)           50,009,953
===========================================================================
CLASS A SHARES:
Net asset value and offering price per share                          $1.00
===========================================================================
CLASS B SHARES:
Net asset value and offering price per share                          $1.00
===========================================================================
CLASS C SHARES:
Net asset value and offering price per share                          $1.00
===========================================================================
CLASS Z SHARES:
Net asset value and offering price per share                          $1.00
===========================================================================
Investments, at cost                                           $ 59,683,586
===========================================================================

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009

                                                               MONEY MARKET
                                                                      FUND*
===========================================================================
INVESTMENT INCOME:
Interest allocated from State Street Money Market Portfolio         $77,026
---------------------------------------------------------------------------
   Total Investment Income                                           77,026
---------------------------------------------------------------------------
EXPENSES:
Expenses allocated from State Street Money Market Portfolio          13,250
Organizational expenses                                              31,636
12b-1 distribution and service fees:
   Class A Shares                                                     1,876
   Class B Shares                                                     1,658
   Class C Shares                                                     9,502
Transfer agent fees                                                  18,936
Offering expenses                                                    13,608
Registration and filing fees                                         11,304
Audit fees                                                            8,280
Printing and postage fees                                             5,112
Administrative fees                                                   4,800
Accounting fees                                                       2,400
Compliance Officer fees                                               1,404
Legal fees                                                              864
Trustees' fees and expenses                                             864
Miscellaneous fees                                                    2,664
---------------------------------------------------------------------------
   Total Expenses                                                   128,158
---------------------------------------------------------------------------
Fees waived and expenses reimbursed by investment adviser           (84,069)
---------------------------------------------------------------------------
   Net Expenses                                                      44,089
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,937
---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $32,937
===========================================================================

*    Inception date for the Henderson Money Market Fund was April 20, 2009.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS
MONEY MARKET FUND

                                                                   PERIOD ENDED
                                                                 JUNE 30, 2009*
================================================================================
Net investment income                                                   $32,937
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     32,937
--------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
   Class A Shares                                                        (2,281)
   Class B Shares                                                          (502)
   Class C Shares                                                        (2,906)
   Class Z Shares                                                       (27,248)
--------------------------------------------------------------------------------
                                                                        (32,937)
--------------------------------------------------------------------------------
Net increase in Fund share transactions:
   Class A Shares                                                     4,016,747
   Class B Shares                                                       987,332
   Class C Shares                                                     4,593,245
   Class Z Shares                                                    50,009,953
--------------------------------------------------------------------------------
                                                                     59,607,277
--------------------------------------------------------------------------------
Net increase in net assets                                           59,607,277
--------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                       $59,607,277
================================================================================

*    Inception date for the Henderson Money Market Fund was April 20, 2009.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                     FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
MONEY MARKET FUND


                                                                   PERIOD ENDED
                                                                 JUNE 30, 2009*
================================================================================
AMOUNT
CLASS A SHARES:
Sold                                                                 $4,771,746
Issued as reinvestment of dividends                                       1,603
Redeemed                                                               (756,602)
--------------------------------------------------------------------------------
Net increase                                                         $4,016,747
================================================================================

CLASS B SHARES:
Sold                                                                 $1,179,059
Issued as reinvestment of dividends                                         431
Redeemed                                                               (192,158)
--------------------------------------------------------------------------------
Net increase                                                           $987,332
================================================================================

CLASS C SHARES:
Sold                                                                 $6,064,969
Issued as reinvestment of dividends                                       2,665
Redeemed                                                             (1,474,389)
--------------------------------------------------------------------------------
Net increase                                                         $4,593,245
================================================================================

CLASS Z SHARES:
Sold                                                               $124,895,599
Issued in reinvestment of dividends                                      27,048
Redeemed                                                            (74,912,694)
--------------------------------------------------------------------------------
Net increase                                                        $50,009,953
================================================================================

*    Inception date for the Henderson Money Market Fund was April 20, 2009.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                      FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

                                           INCOME FROM INVESTMENT OPERATIONS:           LESS DISTRIBUTIONS:
                                         ------------------------------------ --------------------------------------
                                                         NET                   DIVIDENDS  DISTRIBUTIONS
                               NET ASSET             REALIZED AND    TOTAL       FROM       FROM NET
                                 VALUE,      NET      UNREALIZED     FROM         NET       REALIZED
                              BEGINNING  INVESTMENT     GAIN ON    INVESTMENT  INVESTMENT   CAPITAL        TOTAL
                               OF PERIOD   INCOME     INVESTMENTS  OPERATIONS    INCOME      GAINS     DISTRIBUTIONS
---------------------------------------- ----------- ------------ ----------- ---------- ------------- -------------
HENDERSON MONEY MARKET FUND
CLASS A
Period Ended 6/30/2009 (a)(b)   $1.00    0.00 (c)(d)     0.00       0.00 (d)    0.00 (d)     0.00        0.00 (d)
CLASS B
Period Ended 6/30/2009 (a)(b)   $1.00    0.00 (c)(d)     0.00       0.00 (d)    0.00 (d)     0.00        0.00 (d)
CLASS C
Period Ended 6/30/2009 (a)(b)   $1.00    0.00 (c)(d)     0.00       0.00 (d)    0.00 (d)     0.00        0.00 (d)
CLASS Z
Period Ended 6/30/2009 (a)(b)   $1.00    0.00 (c)(d)     0.00       0.00 (d)    0.00 (d)     0.00        0.00 (d)

(a)  The Henderson Money Market Fund commenced operations on April 20, 2009.

(b) The per share amounts and percentages include the Fund's proportionate share of income, expenses and net realized and unrealized gains or losses of the State Street Money Market Portfolio.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01.

(e) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(f) In addition to the fees and expenses which the Fund bears indirectly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying portfolios in which the Fund invests.

(g) Effective April 20, 2009, Henderson Global Funds has agreed contractually to waive fees and reimburse expenses to keep the net total operating expenses of the Henderson Money Market Fund, including its pro-rata allocation of expenses from the State Street Money Market Portfolio, at 0.40% of average daily net assets through July 31, 2020.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                     FINANCIAL HIGHLIGHTS
                                                                     (UNAUDITED)

                                                                            RATIOS TO AVERAGE NET ASSETS:
                                                                 --------------------------------------------------
                                                                                                ANNUALIZED RATIO OF
                                                                  ANNUALIZED       ANNUALIZED    OPERATING EXPENSES
                                                                   RATIO OF         RATIO OF       TO AVERAGE NET
                                NET ASSET            NET ASSETS,  OPERATING      NET INVESTMENT   ASSETS WITHOUT
                                 VALUE,                END OF     EXPENSES TO        INCOME       WAIVERS AND/OR
                                END OF     TOTAL       PERIOD      AVERAGE         TO AVERAGE        EXPENSES
                                PERIOD     RETURN      (000)      NET ASSETS       NET ASSETS       REIMBURSED
                                -----------------------------------------------------------------------------------
HENDERSON MONEY MARKET FUND
CLASS A
Period Ended 6/30/2009 (a)(b)    $1.00    0.06% (e)    $4,017      0.40% (f)(g)      0.30%           1.29%
CLASS B
Period Ended 6/30/2009 (a)(b)    $1.00    0.06% (e)      $987      0.40% (f)(g)      0.30%           2.04%
CLASS C
Period Ended 6/30/2009 (a)(b)    $1.00    0.06% (e)    $4,593      0.40% (f)(g)      0.30%           2.04%
CLASS Z
Period Ended 6/30/2009 (a)(b)    $1.00    0.06% (e)   $50,010      0.40% (f)(g)      0.30%           1.04%

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

NOTE 1. ORGANIZATION

Henderson Global Funds (the "Trust") was organized on May 11, 2001, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Henderson Money Market Fund (the"Fund") is a separate series of the Trust. The Fund began operations, including recording income and expenses ("commencement of operations") on April 20, 2009. The Fund is a feeder fund that invests substantially all of its assets in the State Street Money Market Portfolio, (the "Master Portfolio"), a series of State Street Master Funds. The investment objective and policies of the Master Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest of the net assets of the Master Portfolio (0.62% at June 30, 2009). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The investment objective of the Fund is to seek to maximize current income while providing liquidity, preservation of capital, and a stable $1.00 per share price. The Fund offers Class A shares, Class B shares, Class C shares and Class Z shares. Class B shares and Class C shares provide for a contingent deferred sales charge. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance. Class Z shares are only available for purchase by other series of the Henderson Global Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Fund records its investment in the State Street Money Market Portfolio at market value. The valuation policies of the State Street Money Market Portfolio are discussed in Note 2 of the State Street Money Market Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Withholding taxes on foreign dividends are accrued in accordance with the applicable country's tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

In addition to the accounting policies noted above the Fund also has a pro-rata share in the net investment income and gains or losses of the Master Portfolio. Net investment income for the Fund consists of the Fund's pro-rata share of the net investment income of the Master Portfolio less all expenses of the Fund. Realized gains and losses from security transactions, if any, consist of the Fund's pro-rata share of the realized gains and losses of the Master
Portfolio.

INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted.

USE OF ESTIMATES

The preparation of financial statements, in conformity with United States generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

EXPENSES

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust based on average daily net assets or on another reasonable basis.

DEFERRED OFFERING COSTS

Costs incurred in connection with the offering and initial registration of the Money Market Fund have been deferred in conformity with United States generally accepted accounting principles and are being amortized on a straight-line basis over the first twelve months after commencement of operations.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

FEDERAL INCOME TAXES

The Trust's policy is that the Fund continues to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund intends to file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

On July 13th, 2006, the Financial Accounting Standards Board ("FASB") released interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Management has concluded that there are no significant uncertain tax positions at June 30, 2009 that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's tax return for the period ending December 31, 2009, will be subject to review by the taxing authorities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions of net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. ("HGINA") acts as the Fund's investment adviser. HGINA is an indirect wholly owned subsidiary of Henderson Global Investors (Holdings) plc, which is an indirect wholly owned subsidiary of Henderson Group plc. HGINA supervises the investments of the Funds and no fee is payable to HGINA at any time the Fund is invested in a master-feeder structure.

Pursuant to a separate contractual Expense Limitation Agreement, HGINA has agreed to waive or limit its expenses, including its pro-rata allocation of expense from the Master Portfolio, and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual expenses, less distribution and service fees, to 0.40% of the Fund's average daily net assets. This agreement is effective through July 31, 2020.

The Fund bears a portion of the compensation paid to the Compliance Officers who perform services for the Trust. This compensation is reflected as Compliance Officer Fees in the Statements of Operations.

On June 30, 2009, the Henderson International Opportunities Fund, a separate series of the Henderson Global Funds, owned 83.8% of the Henderson Money Market Fund. The Henderson International Opportunities Fund invests a portion of its un-invested cash in the Henderson Money Market Fund to assist with short-term cash management.

HGINA is a direct subsidiary of Henderson International Inc. ("HII"). At June 30, 2009, HII owned 24,951 Class A shares of the Henderson Money Market Fund.

NOTE 4. COMPENSATION OF TRUSTEES AND OFFICERS

Certain officers and trustees of the Trust are also officers of HGINA. None of the Trust's officers, other than the Compliance Officers, are compensated by the Trust. The Trust makes no direct payment to trustees affiliated with HGINA. Fees paid to Trustees are reflected as Trustees' fees and expenses in the Statements of Operations.

NOTE 5. RECENT ACCOUNTING STANDARDS

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

In addition, effective June 30, 2009, the Fund adopted FASB Staff position ("FSP") No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 -- quoted prices in active markets for identical investments

     o    Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. )

     o    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

             QUOTED PRICES
                 IN ACTIVE  SIGNIFICANT
               MARKETS FOR        OTHER   SIGNIFICANT
                 IDENTICAL   OBSERVABLE  UNOBSERVABLE
                    ASSETS       INPUTS        INPUTS
DESCRIPTION      (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
------------------------------------------------------------------
Mutual
 Funds         $59,683,586           --            --  $59,683,586
------------------------------------------------------------------
Total
 Mutual
 Funds          59,683,586           --            --   59,683,586
------------------------------------------------------------------
Total
 Investments    59,683,586           --            --   59,683,586
------------------------------------------------------------------
Total          $59,683,586           --            --  $59,683,586
------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended June 30, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

NOTE 6. SUBSEQUENT EVENTS
In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 31, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

HENDERSON GLOBAL FUNDS                                         OTHER INFORMATION
                                                                     (UNAUDITED)

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q. The Fund will file with the Securities and Exchange Commission the Form N-Q for the quarter ending September 30, 2009 and it will be available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330. The quarterly Portfolio of Investments are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds' website at http://www.hendersonglobalinvestors.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Henderson Global Funds, a majority of whom are not affiliated with the Adviser ("Independent Trustees"), oversees the management of the Fund and, as required by law, determines at least annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by HGINA in response to detailed requests of the Independent Trustees and their independent legal counsel. The Trustees also discussed with representatives of management the operations of the Fund and the nature and quality of the advisory and other services provided to the Fund by the Adviser. The Independent Trustees also received and reviewed a memorandum from their counsel regarding their responsibilities in considering approval of the agreement. Throughout their consideration of the agreement the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met with management to consider the agreement and also met separately in executive session with their counsel.

At a meeting held on April 8, 2009, based on their evaluation of the information provided by the Adviser and other information, the Trustees determined that the overall agreement between the Fund and the Adviser were fair and reasonable in light of the nature and quality of the services provided by the Adviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, unanimously approved the investment advisory agreement for the Fund through August 30, 2010, subject to earlier termination as provided in the agreement.

In considering the agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees determination to approve the agreement are discussed separately below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees reviewed the nature, extent and quality of the services proposed to be provided by the Adviser to the New Fund, taking into account the investment objective and strategy of the New Fund. The Trustees considered that the Adviser intends to manage the New Fund by investing substantially all of its investable assets in the Master Portfolio. The Trustees considered the Adviser's ability and procedures to monitor an investment in the Master Portfolio. The Trustees also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the New Fund's investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the New Fund and with applicable securities laws and regulations, and the quality of such services currently provided to other Funds. On the basis of this evaluation, the Trustees concluded that the nature, extent and quality of the services proposed to be provided by the Adviser to the New Fund were expected to be satisfactory.

COSTS OF SERVICES PROVIDED

The Trustees examined information on the proposed fees and expenses of the New Fund, including fees of the Master Portfolio, in comparison to information for other comparable funds as provided by Lipper Inc., taking into account contractual expense reimbursements and fee waivers.

The Trustees considered the financial condition of the Adviser, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by the New Fund to the Adviser and its affiliates would be reasonable in relation to the nature, extent and quality of the services to be provided. The Trustees considered that the advisory fee is the same fee rate charged by the Master Portfolio and that the Adviser does not receive any advisory fees so long as the New Fund invests substantially all of its assets in the Master Portfolio. The Trustees also concluded that the estimated overall expense ratio of the New Fund was reasonable, taking into account the fees charged by the Master Portfolio and the expense limitations agreed to by the Adviser and the Distributor.

HENDERSON GLOBAL FUNDS                                         OTHER INFORMATION
                                                                     (UNAUDITED)

ECONOMIES OF SCALE

The Trustees received and considered information about the potential of the Adviser to experience economies of scale, noting that the New Fund would benefit from the overall size of the Master Portfolio. They noted that by virtue of the expense limitations, the Adviser would be subsidizing the New Fund. Based on all of the information they reviewed, the Trustees concluded that the proposed advisory fee was reasonable in light of the nature, extent and quality of services to be provided by the Adviser.

OTHER BENEFITS TO THE ADVISER

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationship with the New Fund. The Board concluded that the advisory fee was reasonable taking into account any other benefits to be received by the Adviser from its relationship with the New Fund.

After a discussion, upon a motion duly made and seconded, the following resolutions were unanimously adopted by all of the members of the Board, and by all of the Independent Trustees voting separately:

FEDERAL TAX INFORMATION

Certain tax information for the Fund is required to be provided to shareholders based on the Fund's income and distributions for the taxable year ended December 31, 2009. The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2010, shareholders will receive Form 1099-DIV which will include their share of foreign tax credit, qualified dividends and capital gains distributed during the calendar year 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

SHAREHOLDER EXPENSE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. The example in Table 1 and Table 2 is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the period ended June 30, 2009.

ACTUAL EXPENSES

Table 1 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

Table 2 provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus you should not use the hypothetical account values and expenses to estimate your actual ending account balance or the expense attributable to your investment during the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses paid during the period include amounts reflected in the Funds' Statement of Operations net of reimbursements by the investment advisor. The annualized expense ratios used in the example are as follows:

             CLASS A   CLASS B   CLASS C   CLASS Z
--------------------------------------------------
Money Market  0.40%     0.40%     0.40%     0.40%
--------------------------------------------------

Please note that the expenses do not reflect shareowner transaction costs such as front end sales charges and redemption fees. These fees are described for the Fund and share class in the Performance summary of this report on page 3. Table 2 is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

HENDERSON GLOBAL FUNDS                                         OTHER INFORMATION
                                                                     (UNAUDITED)

TABLE 1
                  BEGINNING      ENDING
                    ACCOUNT     ACCOUNT      EXPENSES
                      VALUE       VALUE          PAID
                  APRIL 20,    JUNE 30,        DURING
ACTUAL                 2009        2009   THE PERIOD*
-----------------------------------------------------
Money Market
Class A           $1,000.00   $1,000.58        $0.79
Class B            1,000.00    1,000.58         0.79
Class C            1,000.00    1,000.58         0.79
Class Z            1,000.00    1,000.58         0.79
-----------------------------------------------------
TABLE 2
                  BEGINNING      ENDING
HYPOTHETICAL        ACCOUNT     ACCOUNT      EXPENSES
(ASSUMING A           VALUE       VALUE          PAID
5% RETURN         APRIL 20,    JUNE 30,        DURING
BEFORE EXPENSES)       2009        2009   THE PERIOD*
-----------------------------------------------------
Money Market
Class A           $1,000.00   $1,024.21         $0.80
Class B            1,000.00    1,024.21          0.80
Class C            1,000.00    1,024.21          0.80
Class Z            1,000.00    1,024.21          0.80
-----------------------------------------------------

* Expenses are equal to the Fund's Class A, Class B, Class C and Class Z shares annualized net expense ratio multiplied by the average account value over the period multiplied by 72 days in the period, and divided by 365 (to reflect the one-half year period).

HENDERSON GLOBAL FUNDS

TRUSTEES
C. Gary Gerst, Chairman
Roland C. Baker
Faris F. Chesley
Sean Dranfield

OFFICERS
Sean Dranfield, President
Alanna N. Nensel, Vice President
Scott E. Volk, Vice President
Christopher K. Yarbrough, Secretary
Kenneth A. Kalina, Chief Compliance Officer
Troy M. Statczar, Treasurer
Richard J. Mitchell, Assistant Treasurer

INVESTMENT ADVISER
Henderson Global Investors (North America) Inc.
737 North Michigan Avenue, Suite 1700
Chicago, IL 60611

TRANSFER AGENT
State Street Bank & Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

FOR MORE INFORMATION
Please call 1.800.657.1493
or visit our website:
                www.hendersonglobalinvestors.com

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change hereafter. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information. Henderson Global Investors is the name under which various subsidiaries of Henderson Group plc, a UK limited company, provide investment products and services.

                       STATE STREET MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2009
                                   (UNAUDITED)

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.

The table below illustrates your Portfolio's costs in two ways:

     o BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period. "

     o BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009
---------------------------------------- --------------- ------------- -------------
                                            BEGINNING        ENDING    EXPENSES PAID
                                         ACCOUNT VALUE   ACCOUNT VALUE     DURING
                                         JANUARY 1, 2009 JUNE 30, 2009    PERIOD *
---------------------------------------- --------------- ------------- -------------
 BASED ON ACTUAL PORTFOLIO RETURN            $1,000.00      $1,003.80       $0.55
---------------------------------------- --------------- ------------- -------------
 BASED ON HYPOTHETICAL (5% RETURN BEFORE
    EXPENSES)                                $1,000.00      $1,024.25       $0.55
---------------------------------------- --------------- ------------- -------------

* The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2009 was 0.11%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                                                                        JUNE 30, 2009
---------------------------------------------------------------------------------------------------------- -----------------
Yankee Certificates of Deposit                                                                                         38.8%
---------------------------------------------------------------------------------------------------------- -----------------
Commercial Paper                                                                                                       25.9
---------------------------------------------------------------------------------------------------------- -----------------
Repurchase Agreements                                                                                                  18.9
---------------------------------------------------------------------------------------------------------- -----------------
Eurodollar Certificates of Deposit                                                                                     10.2
---------------------------------------------------------------------------------------------------------- -----------------
Certificates of Deposit                                                                                                 3.6
---------------------------------------------------------------------------------------------------------- -----------------
Bank Notes                                                                                                              1.1
---------------------------------------------------------------------------------------------------------- -----------------
U.S. Government Agency Obligations                                                                                      1.1
---------------------------------------------------------------------------------------------------------- -----------------
Medium Term Notes                                                                                                       0.9
---------------------------------------------------------------------------------------------------------- -----------------
Liabilities in Excess of Assets                                                                                        (0.5)
---------------------------------------------------------------------------------------------------------- -----------------
TOTAL                                                                                                                 100.0%
---------------------------------------------------------------------------------------------------------- -----------------

MATURITY LADDER*                                                                                              JUNE 30, 2009
---------------------------------------------------------------------------------------------------------- -----------------
0-3 Days                                                                                                               20.0%
---------------------------------------------------------------------------------------------------------- -----------------
4-90 Days                                                                                                              53.0
---------------------------------------------------------------------------------------------------------- -----------------
90+ Days                                                                                                               27.5
---------------------------------------------------------------------------------------------------------- -----------------
TOTAL                                                                                                                 100.5%
---------------------------------------------------------------------------------------------------------- -----------------
Average days to maturity                                                                                                 55
---------------------------------------------------------------------------------------------------------- -----------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2009 (Unaudited)

Name of Issuer                                       Interest  Maturity        Principal     Amortized
and Title of Issue                                     Rate      Date            Amount        Cost
---------------------------------------------------- -------- -------------- ------------ --------------
COMMERCIAL PAPER -- 25.9%
ASSET BACKED COMMERCIAL PAPER CREDIT ARBITRAGE -- 3.4%
  Aspen Funding Corp.(a)                              0.380%  09/22/2009     $ 75,000,000 $   74,934,292
  Solitaire Funding LLC(a)                            0.500%  07/20/2009      100,000,000     99,973,611
  Solitaire Funding LLC(a)                            0.550%  09/14/2009      150,000,000    149,828,125
                                                                                          --------------
                                                                                             324,736,028
                                                                                          --------------
ASSET BACKED COMMERCIAL PAPER RECEIVABLES AND
  SECURITIES -- 5.2%
  Alpine Securitization Corp.(a)                      0.370%  09/08/2009      150,000,000    149,893,625
  Gemini Securitization Corp. LLC(a)                  0.600%  07/06/2009      100,000,000     99,991,667
  Gemini Securitization Corp. LLC(a)                  0.370%  09/22/2009       50,000,000     49,957,347
  Gemini Securitization Corp. LLC(a)                  0.370%  09/23/2009      100,000,000     99,913,667
  Nieuw Amsterdam Receivables Corp.(a)                0.440%  09/23/2009      100,000,000     99,897,333
                                                                                          --------------
                                                                                             499,653,639
                                                                                          --------------
BANK DOMESTIC -- 2.1%
  JPMorgan Chase Funding, Inc.(a)                     0.320%  09/01/2009      200,000,000    199,889,778
                                                                                          --------------
BANK FOREIGN -- 11.6%
  Banco Bilbao Vizcaya Argentaria/London(a)           0.630%  12/16/2009      150,000,000    149,559,000
  Banco Bilbao Vizcaya Argentaria/London(a)           1.005%  11/16/2009       50,000,000     49,808,333
  CBA Delaware Finance, Inc.                          0.500%  12/14/2009       70,000,000     69,838,611
  DnB NOR Bank ASA(a)                                 0.640%  12/03/2009      200,000,000    199,448,889
  Societe Generale North America, Inc.                0.800%  07/08/2009      200,000,000    199,968,889
  Societe Generale North America, Inc.                0.840%  11/06/2009       50,000,000     49,850,666
  Westpac Banking Corp.(a)                            0.530%  07/10/2009      150,000,000    149,980,125
  Westpac Banking Corp.(a)                            0.540%  07/10/2009      200,000,000    199,973,000
  Westpac Banking Corp.(a)                            0.650%  11/13/2009       45,000,000     44,890,313
                                                                                          --------------
                                                                                           1,113,317,826
                                                                                          --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 3.6%
  General Electric Capital Corp.                      0.320%  07/22/2009      100,000,000     99,981,333
  General Electric Co.                                0.350%  09/22/2009      120,000,000    119,903,167
  General Electric Co.                                0.350%  09/24/2009      120,000,000    119,900,833
                                                                                          --------------
                                                                                             339,785,333
                                                                                          --------------
TOTAL COMMERCIAL PAPER                                                                     2,477,382,604
                                                                                          --------------
CERTIFICATES OF DEPOSIT -- 3.6%
Bank Domestic -- 3.6%
  Bank of America NA/Charlotte NC(b)                  0.850%  07/10/2009       70,000,000     70,000,000
  Bank of America NA/Charlotte NC(b)                  0.530%  10/09/2009      150,000,000    150,000,000
  Bank of America NA/Charlotte NC(b)                  0.660%  12/01/2009      125,000,000    125,000,000
                                                                                          --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                345,000,000
                                                                                          --------------

                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (continued)
                            June 30, 2009 (Unaudited)

NAME OF ISSUER                                       INTEREST  MATURITY        PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                     RATE      DATE            AMOUNT        COST
---------------------------------------------------- -------- -------------- ------------ --------------
EURO CERTIFICATES OF DEPOSIT -- 10.2%
BANK FOREIGN -- 10.2%
  Credit Agricole SA                                  0.900%  07/01/2009    $ 100,000,000 $  100,000,000
  ING Bank NV                                         1.110%  07/14/2009      175,000,000    175,000,000
  ING Bank NV                                         0.730%  11/09/2009      150,000,000    150,000,000
  ING Bank NV                                         0.830%  11/24/2009      150,000,000    150,000,000
  National Australia Bank Ltd.                        0.903%  11/09/2009      200,000,000    200,001,811
  National Australia Bank Ltd.                        0.510%  12/29/2009      200,000,000    200,005,015
                                                                                          --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                           975,006,826
                                                                                          --------------
YANKEE CERTIFICATES OF DEPOSIT -- 38.8%
BANK FOREIGN -- 38.8%
  Banco Bilbao Vizcaya Argentaria                     0.875%  07/09/2009      200,000,000    200,000,222
  Bank of Nova Scotia/Houston                         0.590%  07/06/2009      400,000,000    400,000,000
  Bank of Nova Scotia/Houston                         0.520%  12/23/2009       75,000,000     75,000,000
  Barclays Bank PLC NY                                1.150%  07/08/2009      200,000,000    200,000,000
  Barclays Bank PLC NY                                1.620%  07/13/2009       50,000,000     50,000,000
  Barclays Bank PLC NY                                1.305%  08/24/2009       75,000,000     75,000,000
  BNP Paribas NY                                      0.900%  07/14/2009      100,000,000    100,000,000
  BNP Paribas NY                                      0.870%  11/02/2009      150,000,000    150,000,000
  Calyon NY                                           0.920%  07/09/2009      100,000,000    100,000,000
  Calyon NY                                           0.650%  11/19/2009      225,000,000    225,000,000
  Deutsche Bank AG NY                                 0.620%  07/20/2009      100,000,000    100,000,000
  Lloyds TSB Bank PLC NY                              0.840%  08/13/2009      100,000,000    100,000,000
  Lloyds TSB Bank PLC NY                              0.835%  10/05/2009      300,000,000    300,000,000
  Lloyds TSB Bank PLC NY                              0.920%  11/30/2009      100,000,000    100,000,000
  Rabobank Nederland NV/NY                            0.700%  07/07/2009      150,000,000    150,000,000
  Rabobank Nederland NV/NY                            0.700%  11/12/2009       75,000,000     75,000,000
  Royal Bank of Scotland/NY                           1.220%  07/23/2009      200,000,000    200,000,000
  Royal Bank of Scotland/NY                           1.040%  08/04/2009      200,000,000    200,000,000
  Royal Bank of Scotland/NY                           0.850%  10/23/2009       75,000,000     75,000,000
  Societe Generale NY                                 0.940%  08/20/2009      200,000,000    200,000,000
  Svenska Handelsbanken/NY                            0.700%  07/09/2009      100,000,000    100,000,000
  Svenska Handelsbanken/NY                            0.600%  09/15/2009      100,000,000    100,000,000
  Svenska Handelsbanken/NY                            0.420%  11/02/2009       50,000,000     50,000,000
  Toronto-Dominion Bank/NY                            0.500%  12/18/2009       45,000,000     45,000,000
  Toronto-Dominion Bank/NY                            0.500%  07/14/2009      200,000,000    200,000,000
  Toronto-Dominion Bank/NY                            0.500%  07/15/2009      150,000,000    150,000,000
                                                                                          --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                       3,720,000,222
                                                                                          --------------

                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (continued)
                            June 30, 2009 (Unaudited)

NAME OF ISSUER                                               INTEREST MATURITY    PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                             RATE     DATE       AMOUNT          COST
------------------------------------------------------------ -------- ---------- ------------ --------------
BANK NOTES -- 1.1%
Bank Domestic -- 1.1%
  Bank of America NA/Charlotte NC(b)                          0.861%  08/25/2009 $100,000,000 $  100,000,000
                                                                                              --------------
TOTAL BANK NOTES                                                                                 100,000,000
                                                                                              --------------
MEDIUM TERM NOTES -- 0.9%
Consumer Non-Cyclical -- 0.9%
  Procter & Gamble Co.(b)                                     0.663%  09/09/2009   69,000,000     69,002,870
  Procter & Gamble International Funding SCA(b)               0.996%  08/07/2009   20,000,000     20,000,000
                                                                                              --------------
TOTAL MEDIUM TERM NOTES                                                                           89,002,870
                                                                                              --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
Sovereign -- 1.1%
  Federal National Mortgage Association(b)                    1.029%  07/13/2009  100,000,000    100,000,000
                                                                                              --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                         100,000,000
                                                                                              --------------
REPURCHASE AGREEMENTS -- 18.9%
  Agreement with Bank of America and The Bank of New
  York, dated 06/30/09 (collateralized by a Federal National
  Mortgage Association, 5.500% -- 6.000% due
  02/01/23 -- 06/01/39 valued at $319,427,281); proceeds
  $313,164,696                                                0.080%  07/01/2009  313,164,000    313,164,000

  Agreement with Barclays Capital, Inc. and The Bank of
  New York, dated 06/30/09 (collateralized by Government
  National Mortgage Association, 4.500% -- 6.000% due
  11/20/37 -- 04/15/39 valued at $306,000,001); proceeds
  $300,000,667                                                0.080%  07/01/2009  300,000,000    300,000,000

  Agreement with Citigroup and The Bank of New York,
  dated 06/30/09 (collateralized by a U.S. Treasury Notes,
  3.125% -- 5.000% due 08/15/11 -- 04/30/13 and U.S.
  Treasury Bonds, 6.750% due 08/15/26 valued at
  $306,000,057); proceeds $300,000,083                        0.010%  07/01/2009  300,000,000    300,000,000

  Agreement with Deutsche Bank and The Bank of New
  York, dated 06/30/09 (collateralized by a Federal Home
  Loan Mortgage Corporation, 0.694% -- 6.500% due
  01/15/31 -- 03/15/37 and Federal National Mortgage
  Association, 0.000% -- 135.375% due 03/25/18 -- 07/25/39
  valued at $306,000,000); proceeds $300,000,750              0.090%  07/01/2009  300,000,000    300,000,000

  Agreement with Goldman Sachs and The Bank of New
  York, dated 06/30/09 (collateralized by Federal Home Loan
  Mortgage Corporation, 4.000% due 06/01/24 and Federal
  National Mortgage Association, 4.500% -- 6.500% due
  12/01/31 -- 12/01/37 valued at $306,000,001); proceeds
  $300,000,417                                                0.050%  07/01/2009  300,000,000    300,000,000

                       See Notes to Financial Statements.


                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (continued)
                            June 30, 2009 (Unaudited)

NAME OF ISSUER                                            INTEREST MATURITY    PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                         RATE       DATE      AMOUNT          COST
--------------------------------------------------------- -------- ---------- ------------ ---------------
REPURCHASE AGREEMENTS (continued)
  Agreement with UBS Warburg and J P Morgan Chase &
  Co., dated 06/30/09 (collateralized by Federal National
  Mortgage Association, 3.500% -- 7.000% due
  12/01/11 -- 09/01/47 valued at $306,002,180); proceeds
  $300,000,833                                             0.100%  07/01/2009 $300,000,000    $  300,000,000
                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS                                                                    1,813,164,000
                                                                                              --------------
TOTAL INVESTMENTS(c) T -- 100.5%                                                               9,619,556,522
Liabilities in Excess of Assets -- (0.5)%                                                        (43,601,700)
                                                                                              --------------
NET ASSETS -- 100.0%                                                                          $9,575,954,822
                                                                                              ==============

----------------

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b)  Variable Rate Security -- Interest rate is in effect as of June 30, 2009.

(c) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157 (Note 2).

T    See Note 2 of the Notes to Financial Statements.

                       See Notes to Financial Statements.

                       State Street Money Market Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2009 (Unaudited)
-------------------------------------------------------------------------------- ----------------

ASSETS
  Investments in unaffiliated issuers, at amortized cost (Note 2)                $  7,806,392,522
  Repurchase Agreements, at amortized cost (Note 2)                                 1,813,164,000
                                                                                 ----------------
     Total investments                                                              9,619,556,522
  Cash                                                                                        985
  Interest receivable                                                                   7,355,662
  Prepaid expense                                                                          28,917
                                                                                 ----------------
     Total assets                                                                   9,626,942,086
LIABILITIES
  Investment securities purchased                                                      50,000,000
  Management fee (Note 3)                                                                 795,187
  Administration and custody fees (Note 3)                                                161,193
  Professional fees                                                                        22,956
  Trustee's fees (Note 4)                                                                     348
  Accrued expenses and other liabilities                                                    7,580
                                                                                 ----------------
     Total liabilities                                                                 50,987,264
                                                                                 ----------------
NET ASSETS                                                                       $  9,575,954,822
                                                                                 ================

                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO

                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                                        $    35,993,168
                                                                                  ---------------
EXPENSES
  Management fees (Note 3)                                                              4,218,030
  Administration and custody fees (Note 3)                                                856,091
  Professional fees                                                                        22,972
  Trustee's fees (Note 4)                                                                  25,101
  Printing fees                                                                             1,539
  Other expenses                                                                           26,058
                                                                                  ---------------
  Total Expenses                                                                        5,149,791
  Less: Fee waivers/reimbursements by Investment Adviser (Note 3)                        (589,262)
                                                                                  ---------------
        Total Net Expenses                                                              4,560,529
                                                                                  ---------------
NET INVESTMENT INCOME                                                             $    31,432,639
                                                                                  ================
REALIZED GAIN
Net realized gain on investments                                                  $        34,655
                                                                                  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    31,467,294
                                                                                  ===============

                       See Notes to Financial Statements.

                       State Street Money Market Portfolio

                       Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended            Year Ended
                                                                                  June 30, 2009            December 31,
                                                                                    (Unaudited)                2008
                                                                                --------------------     ----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                                          $     31,432,639    $      226,704,311
  Net realized gain on investments                                                         34,655               126,859
                                                                                 ----------------    ------------------
     Net increase in net assets from operations                                        31,467,294           226,831,170
CAPITAL TRANSACTIONS
  Proceeds from contributions                                                      10,790,013,674        23,607,267,075
  Fair value of withdrawals                                                        (9,851,431,285)      (22,146,456,134)
                                                                                 ----------------    ------------------
     Net increase in net assets from capital transactions                             938,582,389         1,460,810,941
                                                                                 ----------------    ------------------
NET INCREASE IN NET ASSETS                                                            970,049,683         1,687,642,111
NET ASSETS
  Beginning of period                                                               8,605,905,139         6,918,263,028
                                                                                 ----------------    ------------------
  End of period                                                                  $  9,575,954,822    $    8,605,905,139
                                                                                 ================    ==================

                       See Notes to Financial Statements.

                           STATE STREET MONEY MARKET PORTFOLIO

                                       FINANCIAL HIGHLIGHTS
------------------------- ------------ -------------------------------- ------------ --------------
                                                   RATIOS TO AVERAGE
                                                      NET ASSETS
                                       ---------------------------------------------   NET ASSETS
                                           GROSS         NET                NET          END OF
                              TOTAL       OPERATING   OPERATING          INVESTMENT      PERIOD
PERIOD ENDED DECEMBER 31,   RETURN (a)    EXPENSES    EXPENSES             INCOME    (000S OMITTED)
                          ------------ ------------- ------------------ ------------ --------------
2009*                        0.38%          0.12% **    0.11% **            0.75% **   $9,575,955
2008                         2.75%          0.12%       0.10%               2.79%      $8,605,905
2007                         5.30%          0.12%       0.10%               5.14%      $6,918,263
2006                         5.09%          0.13%       0.10%               5.08%      $6,197,117
2005                         3.31%          0.14%       0.10%               3.33%      $1,639,871
2004(b)                      0.68%          0.18% **    0.10% **            1.71% **   $  381,716

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)  The Portfolio commenced operations on August 12, 2004.

*    For the six months ended June 30, 2009 (Unaudited).

**   Annualized.


                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION
The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At June 30, 2009, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION -- As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     o    Level 1 -- quoted prices in active markets for identical securities

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. )

     o Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Portfolios' assets carried at fair value:

State Street Money Market Portfolio:
--------------------------------------------------------------------
                                                 INVESTMENTS IN
                                                    SECURITIES
                                               ---------------------
                                               STATE STREET MONEY
VALUATION INPUTS                                MARKET PORTFOLIO
--------------------------------------------------------------------
Level 1 -- Quoted Prices                         $               --
--------------------------------------------------------------------
Level 2 -- Other Significant Observable Inputs        9,619,556,522
--------------------------------------------------------------------
Level 3 -- Significant Unobservable Inputs                       --
--------------------------------------------------------------------
  Total                                          $    9,619,556,522
--------------------------------------------------------------------

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management has evaluated the implication of FAS 161 and there is no impact on the Portfolio's Financial Statements.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP 133"). FSP 133 requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP 133 is effective for fiscal years ending after November 15, 2007. FSP 133 applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management has evaluated the implication of FSP 133 and there is no impact to the Portfolio.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES -- The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS -- A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION -- Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES -- The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

3. RELATED PARTY FEES
The Portfolio has entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets through April 30, 2009. For the period ended June 30, 2009, SSgA FM reimbursed the Portfolio $589,262 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily at and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                         ANNUAL PERCENTAGE OF
ASSET LEVELS                      AVERAGE AGGREGATE DAILY NET ASSETS
--------------------------------- ----------------------------------
First $400 Million                               0.03%
Thereafter                                       0.02
Minimum annual fee for the trust:                $150,000

Effective August 1, 2009, the annual fees paid by the Trust to State Street for its services as administrator, custodian, and transfer agent for the Portfolios were revised as follows:

                                         ANNUAL PERCENTAGE OF
ASSET LEVELS                      AVERAGE AGGREGATE DAILY NET ASSETS
--------------------------------- ----------------------------------
First $400 million                               0.03%
Next $15 billion                                 0.02%
Thereafter                                       0.01%
Minimum annual fee for the trust:                $150,000

4. TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS
The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

6. SUBSEQUENT EVENTS
In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 20, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

STATE STREET MONEY MARKET PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
JUNE 30, 2009

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

STATE STREET MASTER FUNDS

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MASTER FUNDS
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                                 PRIVACY NOTICE

                             HENDERSON GLOBAL FUNDS

     This notice describes the privacy practices followed by Henderson Global Funds.

     Your privacy is our top priority. Our policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by our shareholders.

     In the course of providing products and services to you, we collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on our website, including any information captured through our use of "cookies." Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information. More detailed information about our Internet policy is available on our website, www.henderson.com.

     In the normal course of serving shareholders, we may share information we collect with entities that help us process information or service your request, such as transfer agents, custodians, broker-dealers and marketing service firms, as well as with other financial institutions with whom we have joint marketing agreements. We may share information in connection with servicing accounts or to inform shareholders of products and services that we believe may be of interest to them. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. We will disclose your personal information to government agencies, law enforcement officials, and others in the limited circumstances where we believe, in good faith, that such disclosure is required or permitted by law. For example, we will disclose your personal information in order to comply with a court order, to cooperate with government or industry regulators, or law enforcement authorities.

     Access to customers' nonpublic personal information is restricted to employees who need to access that information. To guard shareholder's nonpublic personal information, we use industry standard physical, electronic, and procedural safeguards. A shareholder's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

     For questions concerning this policy, please contact us by writing to:
Alanna Nensel, Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

Henderson Global Funds
737 N. Michigan Avenue, Suite 1700
Chicago, IL 60611
1.866.4HENDERSON (1.866.443.6337)
www.hendersonglobalinvestors.com

Foreside Fund Services, LLC, Distributor (August, 2009)

ITEM 2. CODE OF ETHICS.

Not required.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)   Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    September 4, 2009

By:      /s/ Troy Statczar
         -----------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    September 4, 2009